UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/12

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
January 31, 2012 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Consumer Discretionary--10.6%
Abercrombie & Fitch, Cl. A	7,856	360,905
Amazon.com	35,557a	6,913,703
Apollo Group, Cl. A	11,086a	581,017
AutoNation	4,768a,b	170,504
AutoZone	2,778a	966,411
Bed Bath & Beyond	23,133a	1,404,173
Best Buy	29,509	706,741
Big Lots	6,967a	275,127
BorgWarner	10,463a	780,854
Cablevision Systems (NY Group),
Cl. A	21,298	309,886
CarMax	22,031a,b	670,403
Carnival	44,201	1,334,870
CBS, Cl. B	64,167	1,827,476
Chipotle Mexican Grill	2,995a	1,100,034
Coach	28,171	1,973,379
Comcast, Cl. A	266,303	7,080,997
D.R. Horton	26,451	368,198
Darden Restaurants	12,386b	568,146
DeVry	5,914	223,313
DIRECTV, Cl. A	69,106a	3,110,461
Discovery Communications, Cl. A	25,471a	1,092,196
Dollar Tree	11,350a	962,593
Expedia	9,226b	298,646
Family Dollar Stores	11,264	628,531
Ford Motor	371,670	4,616,141
GameStop, Cl. A	13,389a,b	312,767
Gannett	22,345	316,629
Gap	33,328	632,565
Genuine Parts	15,366b	980,043
Goodyear Tire & Rubber	23,381a	303,953

H&R Block	28,967	473,900
Harley-Davidson	22,940	1,013,719
Harman International Industries	7,104	299,789
Hasbro	11,611	405,340
Home Depot	150,664	6,687,975
International Game Technology	29,492	469,808
Interpublic Group of Cos.	45,264	467,577
J.C. Penney	13,799b	573,348
Johnson Controls	66,748	2,120,584
Kohl's	24,429	1,123,490
Leggett & Platt	13,061	280,289
Lennar, Cl. A	16,210b	348,353
Limited Brands	23,568	986,556
Lowe's	122,640	3,290,431
Macy's	41,036	1,382,503
Marriott International, Cl. A	26,533	914,062
Mattel	33,471	1,037,601
McDonald's	99,950	9,900,047
McGraw-Hill	28,272	1,300,512
Netflix	5,526a,b	664,225
Newell Rubbermaid	26,817	495,310
News, Cl. A	214,568	4,040,315
NIKE, Cl. B	36,305	3,775,357
Nordstrom	16,198	799,857
O'Reilly Automotive	12,367a	1,008,034
Omnicom Group	27,024	1,232,565
Priceline.com	4,879a	2,583,333
Pulte Group	34,361a,b	255,989
Ralph Lauren	6,369	968,088
Ross Stores	22,532	1,145,076
Scripps Networks Interactive, Cl.
A	8,978	389,286
Sears Holdings	4,131a,b	174,122
Staples	68,586	1,003,413
Starbucks	72,970	3,497,452
Starwood Hotels & Resorts
Worldwide	18,801c	1,019,766
Target	65,755	3,341,012

Tiffany & Co.	12,306	785,123
Time Warner	97,962	3,630,472
Time Warner Cable	31,150	2,296,378
TJX	36,969b	2,519,068
TripAdvisor	9,226a,b	303,628
Urban Outfitters	11,981a	317,497
VF	8,420	1,107,146
Viacom, Cl. B	54,120	2,545,805
Walt Disney	175,576	6,829,906
Washington Post, Cl. B	493b	186,704
Whirlpool	7,672b	416,743
Wyndham Worldwide	15,825	629,202
Wynn Resorts	7,648	881,279
Yum! Brands	44,589	2,823,821
		125,612,518
Consumer Staples--10.6%
Altria Group	201,049	5,709,792
Archer-Daniels-Midland	65,378	1,871,772
Avon Products	41,405	735,767
Beam	14,852	776,908
Brown-Forman, Cl. B	9,942	807,390
Campbell Soup	16,952b	537,378
Clorox	12,530	860,310
Coca-Cola	221,768	14,975,993
Coca-Cola Enterprises	31,308	838,741
Colgate-Palmolive	47,354	4,295,955
ConAgra Foods	40,871	1,090,030
Constellation Brands, Cl. A	16,689a	348,800
Costco Wholesale	42,424	3,490,222
CVS Caremark	127,270	5,313,523
Dean Foods	16,760a	180,338
Dr. Pepper Snapple Group	20,278	787,192
Estee Lauder, Cl. A	21,924	1,270,057
General Mills	63,070	2,512,078
H.J. Heinz	30,866	1,600,402
Hershey	14,766	901,907
Hormel Foods	13,526	389,278
J.M. Smucker	10,820	852,400

Kellogg	24,041	1,190,510
Kimberly-Clark	38,612	2,763,075
Kraft Foods, Cl. A	172,679	6,613,606
Kroger	58,220	1,383,307
Lorillard	13,263	1,424,314
McCormick & Co.	13,171	665,662
Mead Johnson Nutrition	19,616	1,453,349
Molson Coors Brewing, Cl. B	15,576	668,055
PepsiCo	152,712	10,028,597
Philip Morris International	169,629	12,683,160
Procter & Gamble	268,618	16,933,679
Reynolds American	32,474	1,273,955
Safeway	34,506b	758,442
Sara Lee	56,273	1,077,628
SUPERVALU	20,377b	140,805
Sysco	57,938	1,744,513
Tyson Foods, Cl. A	29,114	542,685
Wal-Mart Stores	170,599	10,467,955
Walgreen	87,104	2,905,789
Whole Foods Market	15,737	1,165,010
		126,030,329
Energy--11.6%
Alpha Natural Resources	21,006a	422,641
Anadarko Petroleum	48,732	3,933,647
Apache	37,590	3,716,899
Baker Hughes	42,830	2,104,238
Cabot Oil & Gas	19,858	633,470
Cameron International	23,547a	1,252,700
Chesapeake Energy	63,033	1,331,887
Chevron	194,412	20,039,989
ConocoPhillips	129,707	8,847,314
Consol Energy	21,804	779,275
Denbury Resources	38,241a	721,225
Devon Energy	39,588	2,526,110
Diamond Offshore Drilling	6,451b	401,897
El Paso	75,677	2,033,441
EOG Resources	26,342	2,795,940
EQT	14,401	727,539

Exxon Mobil	467,791	39,172,818
FMC Technologies	23,119a	1,181,612
Halliburton	90,097	3,313,768
Helmerich & Payne	10,643	656,780
Hess	29,001	1,632,756
Marathon Oil	68,271	2,143,027
Marathon Petroleum	34,348	1,312,781
Murphy Oil	18,613	1,109,335
Nabors Industries	28,164a	524,414
National Oilwell Varco	41,506	3,070,614
Newfield Exploration	13,218a	499,773
Noble	24,311a	846,995
Noble Energy	16,935	1,704,846
Occidental Petroleum	79,319	7,913,657
Peabody Energy	26,004	886,476
Pioneer Natural Resources	11,783	1,170,052
QEP Resources	17,667	505,983
Range Resources	15,459	889,202
Rowan	12,551a	426,860
Schlumberger	131,103	9,855,013
Southwestern Energy	33,411a	1,040,419
Spectra Energy	63,821	2,009,723
Sunoco	11,226	430,629
Tesoro	13,231a	331,172
Valero Energy	54,797	1,314,580
Williams	57,906	1,668,851
WPX Energy	18,813	310,038
		138,190,386
Financial--13.7%
ACE	33,000	2,296,800
Aflac	45,780	2,207,969
Allstate	48,693	1,404,793
American Express	98,826	4,955,136
American International Group	41,961a	1,053,641
American Tower, Cl. A	38,010c	2,414,015
Ameriprise Financial	22,332	1,195,879
Aon	31,717	1,536,054
Apartment Investment & Management,

Cl. A	12,284c	301,695
Assurant	8,962	354,895
AvalonBay Communities	9,366c	1,273,870
Bank of America	990,516	7,062,379
Bank of New York Mellon	118,913	2,393,719
BB&T	68,434	1,860,720
Berkshire Hathaway, Cl. B	171,676a	13,454,248
BlackRock	9,620	1,750,840
Boston Properties	14,518c	1,510,598
Capital One Financial	45,107b	2,063,645
CBRE Group, Cl. A	31,010a	598,493
Charles Schwab	103,036	1,200,369
Chubb	26,798b	1,806,453
Cincinnati Financial	16,022b	523,599
Citigroup	285,645	8,775,014
CME Group	6,432	1,540,528
Comerica	19,700	545,099
Discover Financial Services	54,043	1,468,889
E*TRADE Financial	23,390a	191,564
Equity Residential	29,146c	1,735,644
Federated Investors, Cl. B	8,548b	146,000
Fifth Third Bancorp	88,447	1,150,695
First Horizon National	27,008	235,780
Franklin Resources	14,313	1,518,609
Genworth Financial, Cl. A	49,307a	380,157
Goldman Sachs Group	48,140	5,366,166
Hartford Financial Services Group	42,932	752,169
HCP	40,070b,c	1,684,142
Health Care REIT	18,267c	1,045,055
Host Hotels & Resorts	67,485c	1,108,104
Hudson City Bancorp	53,099	357,356
Huntington Bancshares	86,295	492,744
IntercontinentalExchange	7,186a	822,653
Invesco	44,534	1,005,132
JPMorgan Chase & Co.	371,039	13,839,755
KeyCorp	94,398	733,472
Kimco Realty	39,279c	716,842
Legg Mason	12,591	320,693

Leucadia National	19,749	548,232
Lincoln National	30,567	658,413
Loews	29,865	1,114,263
M&T Bank	12,079	963,179
Marsh & McLennan	52,546	1,659,928
MetLife	103,505	3,656,832
Moody's	19,237	716,194
Morgan Stanley	145,439	2,712,437
NASDAQ OMX Group	13,159a	326,080
Northern Trust	23,277	958,314
NYSE Euronext	25,222	669,896
People's United Financial	33,414	411,995
Plum Creek Timber	15,802b,c	612,802
PNC Financial Services Group	51,526	3,035,912
Principal Financial Group	30,979	846,036
Progressive	59,438	1,205,403
ProLogis	45,071c	1,429,201
Prudential Financial	46,251	2,647,407
Public Storage	13,938c	1,935,431
Regions Financial	122,961	641,856
Simon Property Group	28,752c	3,906,247
SLM	50,875	760,581
State Street	48,337	1,893,844
SunTrust Banks	51,643	1,062,297
T. Rowe Price Group	24,944	1,442,761
Torchmark	9,829	448,890
Travelers	40,141	2,340,220
U.S. Bancorp	186,605	5,265,993
Unum Group	28,531	651,363
Ventas	27,592c	1,608,890
Vornado Realty Trust	18,143c	1,467,406
Wells Fargo & Co.	514,901	15,040,258
Weyerhaeuser	51,859c	1,038,217
XL Group	31,384	636,154
Zions Bancorporation	16,958	285,573
		163,750,577
Health Care--11.4%
Abbott Laboratories	152,196	8,241,413

Aetna	34,914	1,525,742
Agilent Technologies	33,445	1,420,409
Allergan	29,892	2,627,806
AmerisourceBergen	25,202	982,122
Amgen	77,564	5,267,371
Baxter International	54,594	3,028,875
Becton Dickinson & Co.	20,977	1,644,807
Biogen Idec	23,800a	2,807,210
Boston Scientific	147,027a	876,281
Bristol-Myers Squibb	165,690	5,341,846
C.R. Bard	8,257	763,938
Cardinal Health	33,650	1,447,960
CareFusion	21,833a	522,900
Celgene	43,470a	3,160,269
Cerner	13,926a	847,954
Cigna	27,483	1,232,063
Coventry Health Care	14,545a	437,368
Covidien	46,480	2,393,720
DaVita	9,266a	758,051
DENTSPLY International	13,077b	493,526
Edwards Lifesciences	11,050a	913,504
Eli Lilly & Co.	99,697	3,961,959
Express Scripts	47,691a	2,439,872
Forest Laboratories	25,751a	818,367
Gilead Sciences	73,530a	3,591,205
Hospira	16,180a	557,563
Humana	16,178	1,440,166
Intuitive Surgical	3,771a	1,734,321
Johnson & Johnson	266,619	17,572,858
Laboratory Corp. of America
Holdings	9,656a,b	882,462
Life Technologies	17,632a	853,918
McKesson	23,589	1,927,693
Medco Health Solutions	37,960a	2,354,279
Medtronic	102,313	3,946,212
Merck & Co.	297,675	11,389,046
Mylan	42,327a	878,285
Patterson	8,749	281,805

PerkinElmer	11,378	272,844
Perrigo	8,887	849,597
Pfizer	750,529	16,061,321
Quest Diagnostics	15,173	881,248
St. Jude Medical	31,560	1,316,368
Stryker	32,013	1,774,481
Tenet Healthcare	41,625a	220,196
Thermo Fisher Scientific	36,728a	1,942,911
UnitedHealth Group	104,235	5,398,331
Varian Medical Systems	10,930a	719,959
Waters	8,413a	728,313
Watson Pharmaceuticals	12,186a	714,465
WellPoint	34,107	2,193,762
Zimmer Holdings	17,271	1,049,213
		135,488,155
Industrial--10.7%
3M	68,514	5,940,849
Avery Dennison	9,802	266,124
Boeing	72,669	5,390,586
C.H. Robinson Worldwide	15,773	1,085,813
Caterpillar	63,198	6,896,166
Cintas	10,888b	403,400
Cooper Industries	15,788	933,387
CSX	101,182	2,281,654
Cummins	18,820	1,957,280
Danaher	55,801	2,930,111
Deere & Co.	40,519	3,490,712
Dover	17,948	1,138,083
Dun & Bradstreet	4,467	369,912
Eaton	32,757	1,606,076
Emerson Electric	72,014	3,700,079
Equifax	11,676	455,014
Expeditors International of
Washington	20,443	912,780
Fastenal	28,382	1,324,872
FedEx	31,078	2,843,326
Flowserve	5,348	589,189
Fluor	16,242	913,450

General Dynamics	34,650	2,396,394
General Electric	1,030,664	19,283,723
Goodrich	12,007	1,497,873
Honeywell International	75,669	4,391,829
Illinois Tool Works	47,368	2,511,925
Ingersoll-Rand	30,100	1,051,694
Iron Mountain	17,895	551,524
Jacobs Engineering Group	12,757a	571,003
Joy Global	10,125	918,236
L-3 Communications Holdings	9,626	680,943
Lockheed Martin	25,566	2,104,593
Masco	35,859	432,818
Norfolk Southern	32,947	2,378,773
Northrop Grumman	25,178	1,461,583
PACCAR	35,095	1,551,199
Pall	10,788	643,828
Parker Hannifin	14,858	1,198,743
Pitney Bowes	18,302b	347,189
Precision Castparts	14,135	2,313,617
Quanta Services	21,058a	454,853
R.R. Donnelley & Sons	19,526b	221,815
Raytheon	34,181	1,640,346
Republic Services	31,124	911,311
Robert Half International	13,148	364,068
Rockwell Automation	13,901	1,082,471
Rockwell Collins	14,326b	829,332
Roper Industries	9,287	867,313
Ryder System	4,585	258,044
Snap-on	5,560	314,196
Southwest Airlines	77,224	739,806
Stanley Black & Decker	16,173	1,135,021
Stericycle	8,282a,b	695,854
Textron	27,173b	692,368
Tyco International	45,000	2,292,750
Union Pacific	46,915	5,362,854
United Parcel Service, Cl. B	94,306	7,134,249
United Technologies	88,553	6,938,128
W.W. Grainger	5,811	1,108,390

Waste Management	45,494b	1,581,371
Xylem	17,726	459,281
		126,800,171
Information Technology--19.0%
Accenture, Cl. A	62,132	3,562,649
Adobe Systems	48,462a	1,499,899
Advanced Micro Devices	57,047a	382,785
Akamai Technologies	18,433a	594,464
Altera	30,968	1,232,217
Amphenol, Cl. A	15,975	869,519
Analog Devices	28,832	1,128,196
Apple	90,708a	41,406,388
Applied Materials	126,520	1,553,666
Autodesk	22,525a	810,900
Automatic Data Processing	47,886	2,623,195
BMC Software	16,442a	595,858
Broadcom, Cl. A	47,660a	1,636,644
CA	35,445	913,772
Cisco Systems	525,092	10,307,556
Citrix Systems	18,081a	1,179,062
Cognizant Technology Solutions,
Cl. A	29,169a	2,092,876
Computer Sciences	15,574	402,276
Corning	154,128	1,983,627
Dell	148,622a	2,560,757
eBay	112,460a	3,553,736
Electronic Arts	32,089a	595,893
EMC	199,494a	5,138,965
F5 Networks	7,913a	947,503
Fidelity National Information
Services	23,771	678,900
First Solar	5,256a,b	222,224
Fiserv	13,353a	839,770
FLIR Systems	14,691b	378,293
Google, Cl. A	24,669a	14,310,734
Harris	11,445	469,245
Hewlett-Packard	194,269	5,435,647
Intel	497,242	13,137,134

International Business Machines	115,054	22,159,400
Intuit	29,045	1,639,300
Jabil Circuit	18,243	413,386
JDS Uniphase	20,883a	265,005
Juniper Networks	51,244a	1,072,537
KLA-Tencor	16,046	820,432
Lexmark International, Cl. A	7,518	262,378
Linear Technology	22,009	733,340
LSI	55,300a	418,621
MasterCard, Cl. A	10,436	3,710,729
Microchip Technology	18,573b	685,529
Micron Technology	95,874a	727,684
Microsoft	730,864	21,582,414
Molex	12,446	329,072
Motorola Mobility Holdings	25,104a	969,768
Motorola Solutions	27,609	1,281,334
NetApp	35,316a	1,332,826
Novellus Systems	6,699a	315,858
NVIDIA	57,882a	854,917
Oracle	384,312	10,837,598
Paychex	31,022	977,193
QUALCOMM	164,200	9,658,244
Red Hat	18,635a	864,105
SAIC	25,700a	330,502
Salesforce.com	13,368a,b	1,561,382
SanDisk	22,969a	1,053,818
Symantec	72,582a	1,247,685
TE Connectivity	41,400	1,411,740
Teradata	16,265a	871,153
Teradyne	16,342a,b	267,192
Texas Instruments	111,148	3,598,972
Total System Services	14,787	317,033
VeriSign	16,074b	595,702
Visa, Cl. A	49,735	5,005,330
Western Digital	22,446a	815,912
Western Union	61,013b	1,165,348
Xerox	134,724	1,044,111
Xilinx	25,602b	917,832

Yahoo!	120,946a	1,871,035
		227,030,767
Materials--3.6%
Air Products & Chemicals	20,323	1,789,034
Airgas	6,628	523,148
Alcoa	102,174	1,038,088
Allegheny Technologies	10,606	481,406
Ball	15,153	594,907
Bemis	9,859b	308,390
CF Industries Holdings	6,305	1,118,381
Cliffs Natural Resources	13,966	1,009,044
Dow Chemical	115,654	3,875,566
E.I. du Pont de Nemours & Co.	90,379	4,599,387
Eastman Chemical	13,882	698,542
Ecolab	29,474	1,781,409
FMC	6,612	612,800
Freeport-McMoRan Copper & Gold	92,749	4,285,931
International Flavors & Fragrances	7,897	440,732
International Paper	42,031	1,308,845
MeadWestvaco	15,819	465,711
Monsanto	52,383	4,298,025
Mosaic	29,261	1,637,738
Newmont Mining	48,479	2,980,489
Nucor	30,390	1,352,051
Owens-Illinois	16,527a	397,474
PPG Industries	15,197	1,361,347
Praxair	29,109	3,091,376
Sealed Air	19,318	385,008
Sherwin-Williams	8,157	795,552
Sigma-Aldrich	11,748	799,334
Titanium Metals	7,164	110,182
United States Steel	14,450b	436,246
Vulcan Materials	12,884	565,092
		43,141,235
Telecommunication Services--2.7%
AT&T	578,567	17,015,655
CenturyLink	60,572	2,242,981
Frontier Communications	96,003b	410,893

MetroPCS Communications	29,985a	265,067
Sprint Nextel	287,837a	610,214
Verizon Communications	276,528	10,414,044
Windstream	56,069	676,753
		31,635,607
Utilities--3.5%
AES	63,816a	814,292
AGL Resources	11,162	463,335
Ameren	23,320	737,845
American Electric Power	47,401	1,875,184
CenterPoint Energy	40,986	757,011
CMS Energy	24,728	539,812
Consolidated Edison	28,777	1,696,692
Constellation Energy Group	19,405	706,924
Dominion Resources	55,122	2,758,305
DTE Energy	16,312	867,962
Duke Energy	130,579b	2,782,638
Edison International	31,304	1,284,716
Entergy	17,350	1,203,743
Exelon	64,984b	2,585,064
FirstEnergy	40,097	1,692,895
Integrys Energy Group	7,680	398,669
NextEra Energy	41,421	2,479,047
NiSource	27,288	620,256
Northeast Utilities	17,237	598,986
NRG Energy	22,467a	379,243
ONEOK	9,766	812,141
Pepco Holdings	20,828	409,478
PG&E	39,890	1,621,927
Pinnacle West Capital	10,508	496,608
PPL	56,843	1,579,667
Progress Energy	28,270	1,535,909
Public Service Enterprise Group	48,517	1,472,006
SCANA	11,519b	516,397
Sempra Energy	23,002	1,308,814
Southern	84,354	3,843,168
TECO Energy	21,694	391,577
Wisconsin Energy	22,906	778,804

Xcel Energy	46,523		1,237,512
			41,246,627
Total Common Stocks
(cost $929,891,245)			1,158,926,372
	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 3/22/12	230,000	[d]	229,986
0.03%, 5/24/12	1,735,000	[d]	1,734,688
Total Short-Term Investments
(cost $1,964,848)			1,964,674

Other Investment--2.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,101,676)	27,101,676	[e]	27,101,676
Investment of Cash Collateral for
Securities Loaned--1.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,976,980)	21,976,980	[e]	21,976,980
Total Investments (cost $980,934,749)	101.7%		1,209,969,702
Liabilities, Less Cash and Receivables	(1.7%)		(20,539,627)
Net Assets	100.0%		1,189,430,075

REIT-Real Estate Investment Trust

a	Non-income producing security.
b	Security, or portion thereof, on loan. At January 31, 2012, the market value of the fund's securities on loan was
$22,423,490 and the market value of the collateral held by the fund was $22,883,257, consisting of cash collateral of
$21,976,980 and U.S. Government securities valued at $906,277.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $229,034,953 of which $353,125,881 related to appreciated investment securities and $124,090,928 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.0
Financial	13.7
Energy	11.6
Health Care	11.4
Industrial	10.7
Consumer Discretionary	10.6
Consumer Staples	10.6
Short-Term/Money Market Investments	4.3
Materials	3.6
Utilities	3.5
Telecommunication Services	2.7
101.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2012	($)
Financial Futures Long
Standard & Poor's 500 E-mini	461	30,154,010	March 2012	652,259

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,158,926,372	-	-	1,158,926,372
Mutual Funds	49,078,656	-	-	49,078,656
U.S. Treasury	-	1,964,674	-	1,964,674
Other Financial Instruments:
Futures++	652,259	-	-	652,259

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.3%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.4%
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,501,206
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	205,189
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	131,163
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	544,175
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	1,100,000	1,578,004
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	205,577
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	3,087,717
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000	812,081
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	65,225
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	72,059
				9,202,396
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,551,198
Altria Group,
Gtd. Notes	9.95	11/10/38	650,000	1,008,740
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	154,873
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	922,770

Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000		3,621,104
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000		204,080
					8,462,765
Asset - Backed Certificates--.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	243,290		256,751
Asset-Backed Ctfs./Auto Receivables--.0%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	1,000,000		1,031,075
Asset-Backed Ctfs./Credit Cards--.1%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000		209,334
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		678,558
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000		510,095
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000		538,167
					1,936,154
Asset-Backed Ctfs./Home Equity Loans--.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	186,837	a	184,234
Automobile Manufacturers--.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000		244,533
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		285,568
					530,101
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000		3,154,945
Banks--2.4%
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000		361,240
Bank of America,

Sr. Unscd. Notes	5.38	6/15/14	250,000	260,235
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	595,035
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000	988,539
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000	2,525,984
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	251,854
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,512,832
BB&T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000	3,527,153
BB&T,
Sub. Notes	4.75	10/1/12	325,000	332,872
BB&T,
Sub. Notes	4.90	6/30/17	150,000	164,866
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,404,070
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,567,561
Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	1,150,000	1,266,604
Credit Suisse New York,
Sr. Unscd. Notes	5.30	8/13/19	2,000,000	2,147,510
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	1,400,000	1,469,441
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	967,469
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,285,915
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	254,272
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,025,497
HSBC Holdings,

Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,632,894
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,447,235
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	592,166
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	166,771
JPMorgan Chase and Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,524,426
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	113,741
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	2,500,000	2,537,465
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	359,394
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,112,568
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	208,050
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,419,994
National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,042,618
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,674,065
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	244,961
Royal Bank of Scotland,
Bank Gtd. Notes	3.95	9/21/15	4,200,000	4,175,556
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	539,541
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	223,529
Suntrust Capital VIII,
Gtd. Debs.	6.10	12/1/66	335,000a	333,963
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	1,300,000	1,354,739

UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000	79,468
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	760,000	852,319
US Bancorp,
Sr. Unscd. Notes	4.13	5/24/21	2,700,000	3,012,606
US Bank NA/Cincinnati,
Sub. Notes	4.95	10/30/14	45,000	49,468
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	267,656
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	494,888
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	215,010
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000	2,128,479
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,268,354
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000	2,695,186
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	975,311
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	529,358
				59,180,728
Building & Construction--.0%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000	521,064
Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000	2,278,830
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000	2,256,745
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000	2,249,239
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000	699,291

Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000		751,998
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000		166,995
Potash of Saskatchewan,
Sr. Unscd. Notes	5.63	12/1/40	1,200,000		1,511,306
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000		100,940
					10,015,344
Commercial Mortgage Pass-Through Ctfs.--2.0%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,099,882
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,916,865
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,123,495
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.72	2/10/51	300,000	a	340,980
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000	a	364,747
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	400,000		411,712
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		992,687
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.72	9/11/38	850,000	a	972,496
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	29,612		29,659
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000	a	257,088
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.07	12/10/49	1,100,000	a	1,274,627

Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.23	7/15/44	1,900,000	a	2,124,074
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.32	1/15/46	85,000	a	94,102
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000		4,232,992
Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5,
Cl. A2	4.63	5/10/43	219,528		219,749
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-C3, Cl. A5	5.11	7/15/36	1,245,000	a	1,336,344
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.81	6/15/38	1,500,000	a,b	1,701,016
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000	a	1,111,475
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	36,490		36,476
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000		777,090
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.79	8/10/45	1,000,000	a,b	1,112,333
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,056,178
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	663,410
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		160,356
J.P. Morgan Chase Commercial
Mortgage Securities,

Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,331,080
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		389,304
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		236,272
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	556,852
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,147,326
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000		489,166
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,324,972
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		493,456
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	a	295,857
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,319,381
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.22	11/12/37	375,000	a	421,095
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	a	530,242
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.84	6/12/50	1,000,000	a	1,120,640
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	692,000	a	726,000
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000	a	1,289,383
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000		1,054,349

Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	a	3,414,039
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,436,552
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	a	573,840
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000		515,027
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	889,087
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	a	863,051
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,704,008
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		165,129
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	a	1,305,382
					51,001,323
Consumer Products--.1%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000		257,313
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000		2,920,591
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000		396,997
					3,574,901
Diversified Financial Services--3.3%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000		294,464
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		821,082
American Express,
Sr. Unscd. Notes	8.15	3/19/38	1,100,000		1,648,594
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000		110,228

Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	540,077
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	614,267
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	323,258
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	564,668
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	211,512
Capital One Capital III,
Gtd. Cap. Debs.	7.69	8/15/36	200,000	202,750
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	1,000,000	1,052,500
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,876,406
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,323,596
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	5,385,000	5,931,933
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	556,557
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	107,584
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	825,378
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000	929,898
Credit Suisse USA,
Bank Gtd. Notes	5.38	3/2/16	200,000	218,786
Credit Suisse USA,
Bank Gtd. Notes	5.50	8/15/13	1,000,000	1,047,251
General Electric Capital,
Gtd. Notes	2.13	12/21/12	4,000,000	4,071,396
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	417,527
General Electric Capital,

Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	680,013
General Electric Capital,
Notes	5.63	9/15/17	1,000,000	1,138,268
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,532,644
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000	2,195,564
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000	966,641
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,201,016
Goldman Sachs Capital I,
Gtd. Cap. Debs.	6.35	2/15/34	350,000	326,842
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000	2,906,453
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000	16,153
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	485,749
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	734,200
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	208,825
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	1,986,490
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,136,601
HSBC Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000	718,530
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000	2,810,955
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	174,000
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	32,025
JP Morgan Chase Capital XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	318,621

JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000		50,786
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000		2,695,513
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000		4,238,954
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000		2,270,334
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000		1,735,932
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000		758,427
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000		582,940
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	b	1,259,646
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000		579,546
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,762,442
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	4,750,000		5,132,527
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		162,093
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	2,000,000		2,014,140
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000		1,606,054
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,126,865
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000		182,022
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000		2,848,592
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		321,354
National Rural Utilities

Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,293,933
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,720,741
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	102,250
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	455,293
SLM,
Sr. Unscd. Notes	8.00	3/25/20	760,000	811,300
Unilever Capital,
Gtd. Notes	5.90	11/15/32	1,000,000	1,345,995
				81,316,981
Diversified Metals & Mining--.5%
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	654,821
Arcelormittal,
Sr. Unscd. Notes	7.00	10/15/39	600,000	603,212
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000	1,416,710
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000	2,147,202
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,237,786
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	895,000	945,211
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,223,309
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	471,690
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,296,170
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	117,574
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	585,767
Vale Overseas,

Gtd. Notes	6.88	11/21/36	900,000	1,062,628
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	181,979
				12,944,059
Electric Utilities--1.7%
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	168,188
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000	1,230,953
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	206,574
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	736,060
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	264,881
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000	340,360
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	232,207
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,314,297
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	125,392
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,710,000	2,247,381
Duke Energy Ohio,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	190,746
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,732,887
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	555,000	716,430
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,363,812
Florida Power & Light,
First Mortgage Bonds	5.65	2/1/35	25,000	30,798
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,371,524

Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,895,370
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	33,458
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	973,702
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	981,455
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,550,464
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,920,885
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	164,232
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,989,051
Northern States Power,
First Mortgage Bonds	6.25	6/1/36	750,000	1,028,927
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,566,129
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	219,095
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	331,046
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	107,915
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	586,817
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	977,552
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,294,827
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	683,377
Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000	1,605,300
Public Service Electric & Gas,

Scd. Notes, Ser. D	5.25	7/1/35	230,000	272,065
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	258,302
Southern California Edison,
First Mortgage Bonds	5.50	3/15/40	1,000,000	1,264,700
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	92,828
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	594,675
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	121,134
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,210,254
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	173,019
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,818,396
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	578,971
Virginia Electric & Power,
Sr. Unscd. Notes	8.88	11/15/38	850,000	1,414,760
				41,981,196
Food & Beverages--.9%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,103,185
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	171,494
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,965,923
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	361,439
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,165,824
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	409,502
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	870,214

Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	143,702
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000	2,112,061
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,537,010
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000	125,219
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	119,230
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	43,741
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	460,639
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,557,993
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	83,000	84,439
Kraft Foods,
Sr. Unscd. Notes	6.50	2/9/40	1,000,000	1,287,149
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	1,055,922
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000	761,916
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	1,115,090
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,363,972
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000	215,129
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000	433,259
				22,464,052
Foreign/Governmental--4.1%
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,807,145
Asian Development Bank,

Sr. Unscd. Notes	2.75	5/21/14	3,500,000	3,677,702
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000	1,792,467
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	750,750
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,689,950
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000	785,163
Brazilian Government,
Unscd. Bonds	8.25	1/20/34	1,000,000	1,513,500
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	831,250
Chilean Government,
Sr. Unscd. Bonds	5.50	1/15/13	625,000	652,500
Colombia Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000	2,552,000
European Investment Bank,
Sr. Unscd. Debs.	2.88	9/15/20	2,000,000b	2,054,538
European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000	2,676,146
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000	538,840
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000	391,293
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	2,750,000	3,195,071
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	4,355,407
Finland Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000	35,256
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000	2,303,242
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000	638,278
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000	1,567,649

Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		177,877
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	700,000		818,090
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	700,000		1,034,284
International Bank of
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000		2,536,073
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,223,900
Italian Government,
Sr. Unscd. Notes	4.50	1/21/15	50,000		49,895
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		153,823
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,435,297
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000		495,356
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		629,032
Japan Finance,
Sr. Unscd. Notes	2.50	5/18/16	4,800,000		5,046,542
KFW,
Gov't Gtd. Bonds	4.00	10/15/13	1,400,000		1,473,846
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000	b	2,870,620
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000		1,298,831
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000		4,227,966
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000		1,456,247
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		727,872

Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	4,000,000		4,626,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000		1,432,800
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000		1,742,000
Panama Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		896,000
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	1,540,000		1,944,250
Polish Government,
Sr. Unscd. Notes	5.25	1/15/14	250,000		264,375
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,636,688
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,307,561
Province of Manitoba Canada,
Sr. Unscd. Debs.	2.13	4/22/13	8,000,000		8,153,488
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		14,544
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000	b	684,779
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,578,852
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000		3,222,039
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,155,334
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000	b	784,736
Province of Quebec Canada,
Bonds	5.13	11/14/16	3,725,000		4,351,031
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		284,771
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	250,000		375,730

Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000		546,677
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000		215,104
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	b	1,259,013
South African Government,
Sr. Unscd. Notes	6.50	6/2/14	170,000		188,063
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,520,000
					101,647,533
Health Care--1.6%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000		1,790,388
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000		201,703
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		381,439
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	1,600,000		1,705,304
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		471,113
Amgen,
Sr. Unscd. Notes	6.40	2/1/39	570,000		688,966
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		719,345
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000		959,834
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000		1,980,642
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		546,764
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		1,982,386
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		708,906
Eli Lilly & Co.,

Sr. Unscd. Notes	5.55	3/15/37	750,000	912,131
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000	279,849
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000	2,486,638
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000	3,467,709
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000	908,226
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000	202,921
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000	642,282
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000	1,771,104
Merck & Co.,
Sr. Unscd. Notes	5.30	12/1/13	1,000,000a	1,088,294
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000	198,419
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000a	957,634
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000	1,675,157
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	3,023,911
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000	2,602,285
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	561,475
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	64,066
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	3,400,000	3,602,123
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	107,871
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	326,629

UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,111,811
WellPoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000		1,096,529
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000		423,561
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000		76,001
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000		309,262
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000		165,109
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000		263,213
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		269,654
					40,730,654
Industrial--.2%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	147,838		155,230
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000		2,334,320
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		912,958
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000		1,823,646
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	150,000		189,513
					5,415,667
Machinery--.1%
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000		499,067
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000		181,601
Deere & Co.,
Sr. Unscd. Notes	5.38	10/16/29	1,200,000	b	1,510,470

Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000	878,080
				3,069,218
Manufacturing--.3%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	1,003,634
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	521,720
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,170,136
Honeywell International,
Sr. Unscd. Notes	3.88	2/15/14	2,656,000	2,830,188
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,353,136
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	1,235,000	1,556,235
				8,435,049
Media--1.1%
CBS,
Gtd. Notes	5.50	5/15/33	250,000	266,750
CBS,
Gtd. Debs.	7.88	7/30/30	80,000	103,701
Comcast Cable Communications
Holdings, Gtd. Notes	8.38	3/15/13	4,000,000	4,337,340
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000	439,738
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000	2,336,973
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000	511,759
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000	287,043
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	800,000	893,968
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	875,277
NBC Universal Media,

Sr. Unscd. Notes	5.15	4/30/20	1,500,000	1,721,007
News America,
Gtd. Notes	6.20	12/15/34	250,000	281,928
News America,
Gtd. Notes	6.40	12/15/35	1,000,000	1,147,168
News America,
Gtd. Notes	6.65	11/15/37	360,000	433,918
News America,
Gtd. Debs.	7.75	12/1/45	100,000	123,239
News America,
Gtd. Debs.	8.25	8/10/18	150,000	191,956
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	984,906
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	2,500,000	2,549,368
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	403,220
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	626,081
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,871,506
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	403,699
Time Warner,
Gtd. Debs.	6.50	11/15/36	950,000	1,164,304
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,444,669
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000	1,748,616
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	309,079
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000	100,447
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000b	210,276
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	125,199

				27,893,135
Minerals--.1%
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000	1,534,384
Municipal Bonds--.6%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,335,930
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	853,286
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,306,750
California
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,146,480
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000	3,431,911
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,897,744
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	935,174
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,148,885
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	1,530,000	1,823,439
				14,879,599
Oil & Gas--2.0%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	402,231
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	179,750

Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	494,600
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	2,694,408
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	388,230
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,576,238
Cenovus Energy,
Sr. Unscd. Notes	6.75	11/15/39	1,000,000	1,363,604
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	172,344
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	629,985
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,407,283
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	397,300
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	744,743
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,226,665
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,096,010
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000	2,275,481
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000	1,471,302
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	241,548
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,562,605
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	730,327
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,242,154
Kinder Morgan Energy Partners,

Sr. Unscd. Notes	7.40	3/15/31	350,000	416,648
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	446,342
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	22,867
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,581,386
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	132,010
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,272,495
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,906,383
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	632,353
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	75,699
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	219,546
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	1,993,200
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	451,000
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,368,375
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	688,623
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	467,897
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	604,213
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,372,912
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000	3,035,708
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	700,133

Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	287,647
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,897,605
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,226,638
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	233,398
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	447,883
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	84,394
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	243,333
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	95,310
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	967,255
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,008,546
Valero Energy,
Gtd. Notes	6.63	6/15/37	115,000	126,129
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	197,294
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,189,717
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	958,318
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	960,777
				48,608,842
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,999,371
Property & Casualty Insurance--.9%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	382,266

Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	136,344
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	194,704
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	415,461
Allstate,
Sr. Unscd. Notes	7.45	5/16/19	1,850,000	2,320,444
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	622,843
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,045,310
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000	2,424,389
AXA,
Sub. Bonds	8.60	12/15/30	165,000	170,049
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,066,679
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	679,137
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	109,161
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	626,053
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,001,130
Lion Connecticut Holdings,
Gtd. Debs.	7.63	8/15/26	50,000	59,705
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	316,994
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	240,309
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,703,548
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	242,065
Progressive,

Sr. Unscd. Notes	6.63	3/1/29	100,000		123,298
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000		369,152
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000		271,475
Prudential Financial,
Sr. Unscd. Notes, Ser. D	7.38	6/15/19	2,800,000		3,411,814
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000		176,753
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000		1,092,585
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000		260,520
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000		373,345
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000		1,527,561
					22,363,094
Real Estate--.3%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000		550,201
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000		1,618,740
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	37,000		37,160
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000		622,306
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000		105,790
HCP,
Sr. Unscd. Notes	5.38	2/1/21	1,500,000		1,660,613
Prologis,
Gtd. Notes	6.88	3/15/20	1,400,000	b	1,610,655
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000		111,321
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000		224,232

Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000		1,589,981
					8,130,999
Retail--.8%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		601,258
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000		2,416,971
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000		118,215
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000		616,301
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000		2,978,716
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000		812,902
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000		1,128,533
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	b	1,000,948
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,271,343
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000		895,090
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000		475,526
Target,
Unscd. Notes	5.88	3/1/12	100,000		100,425
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000		168,072
Target,
Sr. Unscd. Notes	7.00	1/15/38	1,280,000		1,815,936
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		710,207
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	2,270,000		3,134,057
Xerox,

Sr. Unscd. Notes	6.75	2/1/17	750,000		865,037
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	650,000		849,958
					19,959,495
Technology--.4%
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000	b	1,290,223
Google,
Sr. Unscd. Notes	3.63	5/19/21	1,600,000		1,783,690
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		638,041
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		864,568
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000	a	133,390
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		780,485
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		733,877
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		310,939
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		82,039
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		433,116
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		866,539
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,425,622
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		184,548
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		680,142
					10,207,219
Telecommunications--1.3%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		124,111

AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		276,789
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,681,698
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	775,000		797,318
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,835,651
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	780,000		987,563
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	685,128
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000		651,727
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		118,682
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		661,869
British Telecommunications,
Sr. Unscd. Notes	9.88	12/15/30	175,000	a	260,837
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,186,597
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		587,922
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	1,630,000		2,058,232
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,304,484
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	1,250,000		1,342,775
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	220,000	a	311,047
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		123,448
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		330,179

Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000	1,708,709
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000	1,062,761
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000	408,589
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000	330,329
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000	843,386
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000	2,947,500
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000	906,750
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000	96,875
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000	172,000
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000	1,187,099
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000	1,788,891
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	664,220
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000	972,119
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	1,000,000	1,617,587
Verizon New Jersery,
Sr. Unscd. Debs.	8.00	6/1/22	25,000	31,854
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	657,767
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000	1,288,480
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	181,975
				32,192,948

Transportation--.3%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000		827,564
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		134,510
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		142,978
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		134,924
CSX,
Sr. Unscd. Notes	6.15	5/1/37	1,100,000		1,365,353
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000		232,293
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000		11,994
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000		1,127,226
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000		356,211
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000		430,194
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	14,598
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,729,227
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		586,666
					7,093,738
U.S. Government Agencies--5.5%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,205,688
Federal Home Loan Banks,
Bonds	3.63	10/18/13	8,000,000		8,447,176
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000		2,623,165
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	b	1,182,151

Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000b	2,402,918
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000	3,150,781
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000b	1,353,724
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000	382,949
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000	338,427
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000	629,371
Federal Home Loan Banks,
Bonds	5.63	6/11/21	1,200,000	1,558,322
Federal Home Loan Mortgage Corp.,	4.50	10/1/40	10,553,102c	11,241,836
Federal Home Loan Mortgage Corp.,
Notes	1.38	2/25/14	9,000,000c	9,154,161
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000c	5,018,438
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000c	5,875,452
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000b,c	1,840,086
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000c	4,037,926
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000c	2,233,842
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000c	3,332,867
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000c	1,509,820
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000c	1,081,202
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000b,c	1,514,529
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000c	983,283

Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000	c	1,151,354
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	c	891,410
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	c	790,769
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	c	2,484,266
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	c	1,453,405
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	b,c	596,636
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	c	2,251,277
Federal National Mortgage
Association, Notes	1.63	10/26/15	5,700,000	c	5,906,123
Federal National Mortgage
Association, Notes	2.63	11/20/14	6,800,000	c	7,201,370
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000	c	4,715,383
Federal National Mortgage
Association, Notes	4.38	3/15/13	7,605,000	c	7,959,933
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	c	962,678
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000	c	1,502,771
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000	c	1,665,651
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000	c	228,226
Federal National Mortgage
Association, Notes	5.00	3/15/16	6,240,000	b,c	7,304,145
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	c	1,441,980
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000	c	395,051
Federal National Mortgage

Association, Sr. Sub. Notes	5.25	8/1/12	1,000,000c	1,023,415
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000c	1,461,816
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000c	1,523,353
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000c	1,893,764
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000	58,323
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000	766,429
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	799,681
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000	1,523,669
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000	884,567
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000	1,863,829
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	232,928
				134,032,316
U.S. Government Agencies/Mortgage-Backed--31.1%
Federal Home Loan Mortgage Corp.:
2.25%, 2/1/35			526,732a,c	543,109
2.44%, 12/1/34			43,278a,c	45,675
2.50%, 4/1/33			17,682a,c	18,615
2.50%, 2/1/34			283,162a,c	297,106
2.50%, 12/1/34			30,302a,c	32,004
2.54%, 8/1/35			308,939a,c	327,968
2.74%, 3/1/36			10,616a,c	11,267
3.50%, 6/1/19 - 5/1/26			11,599,482c	12,195,167
4.00%, 8/1/18 - 1/1/41			33,732,111c	35,658,974
4.02%, 6/1/36			9,145a,c	9,201
4.50%, 2/1/18 - 4/1/41			49,507,657c	52,751,180
4.68%, 6/1/34			17,777a,c	18,899
5.00%, 12/1/17 - 1/1/40			29,574,889c	31,906,858

5.01%, 6/1/35	8,906a,c	9,379
5.15%, 8/1/34	10,987a,c	11,742
5.21%, 11/1/33	11,131a,c	11,928
5.22%, 3/1/37	149,237a,c	157,441
5.40%, 8/1/37	118,031a,c	125,725
5.50%, 8/1/16 - 1/1/40	36,311,106c	39,444,223
5.54%, 2/1/37	475,124a,c	497,820
5.62%, 4/1/36	360,023a,c	385,309
6.00%, 12/1/13 - 10/1/38	16,512,404c	18,160,037
6.50%, 12/1/12 - 3/1/39	9,102,535c	10,210,785
7.00%, 12/1/12 - 7/1/37	305,391c	352,234
7.50%, 8/1/16 - 11/1/33	117,473c	136,194
8.00%, 2/1/17 - 10/1/31	64,024c	75,746
8.50%, 10/1/18 - 6/1/30	2,494c	2,967
Federal National Mortgage Association:
3.00%	12,000,000c,d	12,511,876
3.50%	4,500,000c,d	4,676,484
4.00%	11,000,000c,d	11,644,844
5.50%	5,000,000c,d	5,439,845
2.25%, 12/1/35	16,759a,c	17,559
2.27%, 11/1/36	223,170a,c	234,022
2.32%, 10/1/34	24,114a,c	25,475
2.32%, 12/1/36	36,017a,c	36,891
2.38%, 3/1/34	353,916a,c	372,718
2.38%, 6/1/34	250,115a,c	261,577
2.39%, 9/1/33	13,363a,c	14,067
2.40%, 11/1/32	15,155a,c	15,937
2.41%, 1/1/35	377,424a,c	398,033
2.44%, 11/1/36	48,829a,c	51,574
2.55%, 8/1/35	88,497a,c	94,190
2.56%, 9/1/33	29,356a,c	31,128
2.56%, 6/1/34	81,828a,c	86,974
2.66%, 9/1/35	585,554a,c	624,541
3.50%, 1/20/25 - 1/1/41	25,549,034c	26,813,956
4.00%, 9/1/18 - 10/1/41	75,631,335c	80,214,592
4.50%, 4/1/18 - 9/1/40	104,373,455c	111,777,010
4.56%, 2/1/37	4,239a,c	4,491

4.78%, 5/1/33	6,857a,c	7,259
4.95%, 1/1/35	17,385a,c	18,600
5.00%, 11/1/17 - 6/1/40	57,934,288c	62,610,788
5.19%, 2/1/37	372,674a,c	393,773
5.21%, 6/1/35	69,751a,c	74,782
5.28%, 11/1/35	12,777a,c	13,745
5.50%, 2/1/14 - 12/1/38	42,372,569c	46,160,036
5.63%, 3/1/37	74,147a,c	78,252
6.00%, 3/1/14 - 11/1/38	26,393,426c	29,093,355
6.50%, 12/1/12 - 9/1/38	6,948,827c	7,835,153
7.00%, 3/1/14 - 3/1/38	1,076,108c	1,230,227
7.50%, 8/1/15 - 6/1/31	124,657c	147,114
8.00%, 2/1/13 - 8/1/30	40,241c	46,603
8.50%, 9/1/15 - 7/1/30	18,190c	19,878
9.00%, 10/1/30	2,198c	2,354
Government National Mortgage Association I:
3.50%, 1/15/42	7,700,000	8,120,596
4.00%, 2/15/41 - 3/15/41	31,407,301	33,958,634
4.50%, 1/15/19 - 2/15/41	44,538,650	48,785,922
5.00%, 1/15/17 - 4/15/40	45,170,703	50,113,435
5.50%, 9/15/20 - 11/15/38	13,711,938	15,330,711
6.00%, 10/15/13 - 4/15/39	10,507,779	11,872,501
6.50%, 2/15/24 - 2/15/39	2,374,337	2,736,300
7.00%, 2/15/22 - 8/15/32	169,480	199,863
7.50%, 10/15/14 - 11/15/30	116,812	136,834
8.00%, 2/15/17 - 3/15/32	30,854	36,073
8.25%, 6/15/27	3,455	4,111
8.50%, 10/15/26	11,035	12,635
9.00%, 2/15/22 - 2/15/23	10,689	11,043
Government National Mortgage Association II:
3.50%, 5/20/34	26,610	28,075
6.50%, 2/20/28	1,506	1,733
8.50%, 7/20/25	1,111	1,342
		777,827,064
U.S. Government Securities--35.3%
U.S. Treasury Bonds:
3.13%, 11/15/41	4,500,000b	4,665,235

3.50%, 2/15/39	3,500,000b	3,913,437
3.75%, 8/15/41	6,500,000b	7,578,597
3.88%, 8/15/40	5,600,000b	6,665,753
4.25%, 5/15/39	5,200,000b	6,576,378
4.25%, 11/15/40	5,100,000b	6,457,875
4.38%, 2/15/38	2,000,000	2,573,438
4.38%, 11/15/39	6,200,000b	7,998,967
4.38%, 5/15/40	5,475,000b	7,066,172
4.38%, 5/15/41	6,300,000b	8,142,750
4.50%, 2/15/36	3,800,000b	4,953,064
4.50%, 5/15/38	2,900,000	3,804,437
4.50%, 8/15/39	5,600,000b	7,359,626
4.63%, 2/15/40	6,300,000	8,442,983
4.75%, 2/15/37	1,800,000	2,434,500
4.75%, 2/15/41	5,100,000b	6,979,034
5.00%, 5/15/37	2,055,000	2,877,643
5.25%, 11/15/28	1,440,000	1,985,175
5.25%, 2/15/29	1,200,000b	1,657,687
5.38%, 2/15/31	1,405,000b	2,000,150
5.50%, 8/15/28	2,175,000b	3,070,489
6.00%, 2/15/26	1,600,000	2,311,250
6.13%, 11/15/27	2,700,000b	4,014,984
6.13%, 8/15/29	1,350,000	2,044,406
6.25%, 8/15/23	2,610,000b	3,755,545
6.25%, 5/15/30	1,400,000	2,163,000
6.38%, 8/15/27	1,300,000	1,971,735
6.50%, 11/15/26	770,000	1,169,799
6.63%, 2/15/27	800,000b	1,232,250
6.88%, 8/15/25	1,000,000	1,544,219
7.13%, 2/15/23	1,575,000	2,394,739
7.25%, 5/15/16	2,300,000	2,957,296
7.25%, 8/15/22	870,000	1,323,760
7.50%, 11/15/24	1,900,000	3,043,266
7.63%, 2/15/25	660,000b	1,070,437
7.88%, 2/15/21	805,000b	1,234,858
8.00%, 11/15/21	2,670,000b	4,193,152
8.13%, 8/15/19	2,050,000	3,067,794

8.13%, 5/15/21	1,500,000	2,345,157
8.75%, 5/15/17	775,000	1,097,957
8.75%, 5/15/20	775,000	1,220,928
8.75%, 8/15/20	2,000,000	3,173,750
8.88%, 8/15/17	2,725,000b	3,922,084
8.88%, 2/15/19	1,000,000	1,524,922
9.00%, 11/15/18	660,000	1,002,633
U.S. Treasury Notes:
0.50%, 11/15/13	7,700,000	7,740,309
0.63%, 7/15/14	15,300,000b	15,439,857
0.75%, 12/15/13	15,600,000b	15,756,000
0.75%, 6/15/14	9,000,000b	9,108,279
1.00%, 7/15/13	11,200,000b	11,331,690
1.00%, 8/31/16	3,600,000b	3,663,562
1.13%, 12/15/12	9,500,000b	9,582,754
1.25%, 8/31/15	10,000,000b	10,307,030
1.25%, 10/31/15	11,600,000b	11,950,726
1.38%, 12/31/18	7,200,000b	7,274,815
1.38%, 1/15/13	7,300,000b	7,385,833
1.38%, 2/15/13	6,700,000b	6,785,586
1.38%, 3/15/13	7,000,000	7,095,431
1.38%, 5/15/13	26,300,000b	26,706,835
1.38%, 11/30/15	4,100,000	4,243,820
1.50%, 12/31/13	6,800,000b	6,967,878
1.50%, 8/31/18	10,400,000	10,639,689
1.75%, 4/15/13	11,000,000b	11,209,264
1.75%, 1/31/14	4,900,000b	5,048,916
1.75%, 3/31/14	3,200,000b	3,305,501
1.75%, 5/31/16	9,100,000b	9,565,665
1.75%, 10/31/18	8,700,000b	9,024,214
1.88%, 2/28/14	2,900,000b	2,998,783
1.88%, 4/30/14	8,915,000b	9,242,350
1.88%, 8/31/17	3,800,000	4,006,921
1.88%, 9/30/17	5,570,000b	5,868,519
2.00%, 1/31/16	12,000,000	12,719,064
2.00%, 4/30/16	9,100,000	9,660,223
2.00%, 11/15/21	5,000,000b	5,088,280

2.13%, 11/30/14	2,650,000b	2,786,849
2.13%, 5/31/15	8,700,000b	9,212,482
2.13%, 8/15/21	11,600,000b	11,976,095
2.25%, 5/31/14	3,500,000b	3,662,697
2.25%, 1/31/15	17,000,000	17,986,799
2.25%, 3/31/16	18,390,000b	19,708,912
2.38%, 8/31/14	5,500,000b	5,796,917
2.38%, 10/31/14	13,000,000b	13,743,444
2.38%, 2/28/15	8,500,000b	9,035,236
2.38%, 3/31/16	4,000,000b	4,305,624
2.50%, 3/31/13	2,600,000	2,670,587
2.50%, 3/31/15	6,500,000b	6,945,354
2.50%, 4/30/15	8,650,000b	9,254,151
2.50%, 6/30/17	7,300,000b	7,949,014
2.63%, 6/30/14	9,000,000	9,516,096
2.63%, 7/31/14	5,000,000b	5,294,530
2.63%, 12/31/14	19,400,000b	20,707,987
2.63%, 2/29/16	300,000	325,664
2.63%, 8/15/20	9,800,000b	10,649,846
2.63%, 11/15/20	7,900,000	8,570,268
2.75%, 10/31/13	23,000,000b	24,017,934
2.75%, 5/31/17	6,400,000	7,051,002
2.75%, 2/28/18	3,000,000	3,312,423
2.75%, 2/15/19	8,200,000b	9,046,265
2.88%, 1/31/13	3,495,000	3,590,295
2.88%, 3/31/18	2,200,000	2,446,297
3.00%, 8/31/16	5,700,000b	6,314,089
3.00%, 9/30/16	5,500,000b	6,097,696
3.00%, 2/28/17	9,500,000	10,573,205
3.13%, 4/30/13	6,600,000	6,843,118
3.13%, 9/30/13	3,000,000	3,145,431
3.13%, 10/31/16	5,000,000b	5,577,345
3.13%, 1/31/17	5,800,000b	6,486,488
3.13%, 4/30/17	6,600,000	7,396,640
3.13%, 5/15/19	7,900,000b	8,918,981
3.13%, 5/15/21	8,500,000b	9,553,201
3.25%, 5/31/16	2,500,000	2,788,087

3.25%, 6/30/16	4,600,000	5,135,109
3.25%, 7/31/16	2,500,000	2,795,702
3.25%, 12/31/16	4,700,000b	5,280,892
3.25%, 3/31/17	3,000,000	3,379,218
3.38%, 11/30/12	790,000	811,324
3.38%, 6/30/13	3,425,000	3,579,526
3.38%, 7/31/13	6,500,000	6,809,764
3.38%, 11/15/19	11,000,000b	12,624,216
3.50%, 5/31/13	2,370,000	2,474,707
3.50%, 2/15/18	3,800,000	4,362,579
3.50%, 5/15/20	9,100,000b	10,546,045
3.63%, 5/15/13	2,700,000b	2,819,497
3.63%, 8/15/19	9,400,000b	10,957,608
3.63%, 2/15/20	7,700,000b	8,995,764
3.63%, 2/15/21	8,700,000	10,164,732
3.75%, 11/15/18	5,000,000b	5,850,390
3.88%, 2/15/13	1,150,000	1,194,473
4.00%, 2/15/14	2,700,000	2,907,141
4.00%, 2/15/15	3,600,000b	3,999,938
4.00%, 8/15/18	3,500,000b	4,147,227
4.13%, 8/31/12	1,200,000	1,227,985
4.13%, 5/15/15	2,000,000	2,246,562
4.25%, 9/30/12	800,000	821,969
4.25%, 8/15/13	2,800,000b	2,974,126
4.25%, 11/15/13	3,921,000b	4,202,822
4.25%, 8/15/14	2,700,000	2,972,109
4.25%, 11/15/14	7,400,000b	8,215,154
4.25%, 8/15/15	1,305,000	1,482,092
4.25%, 11/15/17	2,530,000	3,007,143
4.38%, 8/15/12	225,000	230,203
4.50%, 11/15/15	3,800,000b	4,380,393
4.50%, 2/15/16	425,000	493,066
4.50%, 5/15/17	1,800,000	2,146,219
4.63%, 11/15/16	2,000,000	2,373,906
4.63%, 2/15/17	2,252,000	2,687,447
4.75%, 5/15/14	2,400,000b	2,646,374
4.75%, 8/15/17	2,300,000b	2,788,032

4.88%, 8/15/16	2,530,000	3,015,049
5.13%, 5/15/16	1,350,000	1,611,880
		882,316,537
Total Bonds and Notes
(cost $2,277,057,986)		2,456,094,931

Other Investment--2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $55,703,925)	55,703,925 [e]	55,703,925
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,739,073)	10,739,073 [e]	10,739,073

Total Investments (cost $2,343,500,984)	101.0%	2,522,537,929
Liabilities, Less Cash and Receivables	(1.0%)	(24,688,718)
Net Assets	100.0%	2,497,849,211

GO - General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was
$543,463,286 and the value of the collateral held by the fund was $557,332,235, consisting of cash collateral of
$10,739,073 and U.S Government Agencies securities valued at $546,593,162.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $179,036,945 of which $179,933,842 related to appreciated investment securities and $896,897 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	71.9
Corporate Bonds	19.6
Foreign/Governmental	4.1
Money Market Investments	2.7
Asset/Mortgage-Backed	2.1
Municipal Bonds	.6
101.0

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,408,214	-	3,408,214
Commercial Mortgage-Backed	-	51,001,323	-	51,001,323
Corporate Bonds+	-	490,982,345	-	490,982,345
Foreign Government	-	101,647,533	-	101,647,533
Municipal Bonds	-	14,879,599	-	14,879,599
Mutual Funds	66,442,998	-	-	66,442,998
U.S. Government Agencies/Mortgage-Backed	-	911,859,380	-	911,859,380

U.S. Treasury	-	882,316,537	-	882,316,537

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2012 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--11.1%
Amazon.com	37,900a	7,369,276
Autoliv	82,900	5,230,161
Carnival	199,800	6,033,960
CBS, Cl. B	236,270	6,728,970
Deckers Outdoor	36,970a	2,989,024
DIRECTV, Cl. A	156,380a	7,038,664
McDonald's	83,970	8,317,229
Melco Crown Entertainment, ADR	327,490a	3,651,514
Michael Kors Holdings	96,490	2,986,365
PVH	82,860	6,395,963
		56,741,126
Consumer Staples--10.1%
Coca-Cola Enterprises	201,130	5,388,273
ConAgra Foods	229,230	6,113,564
Lorillard	50,760	5,451,116
Monster Beverage	21,090a	2,204,116
Philip Morris International	143,930	10,761,646
Ralcorp Holdings	83,010a	7,259,225
Unilever, ADR	450,280	14,584,569
		51,762,509
Energy--11.4%
Anadarko Petroleum	88,550	7,147,756
Apache	47,820	4,728,442
Chevron	153,990	15,873,289
ENSCO, ADR	108,900	5,732,496
EOG Resources	36,850	3,911,259
National Oilwell Varco	141,770	10,488,145
Occidental Petroleum	55,340	5,521,272
TransCanada	117,200	4,811,060
		58,213,719

Exchange Traded Funds--3.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	123,800	16,257,416
Financial--15.5%
Affiliated Managers Group	60,782a	6,109,199
American Express	132,280	6,632,519
Ameriprise Financial	114,010	6,105,235
Bank of America	415,760	2,964,369
Capital One Financial	89,050b	4,074,038
CBRE Group, Cl. A	297,890a	5,749,277
Chubb	56,820	3,830,236
Citigroup	204,950	6,296,064
Discover Financial Services	116,530	3,167,285
IntercontinentalExchange	40,930a	4,685,666
JPMorgan Chase & Co.	234,290	8,739,017
T. Rowe Price Group	112,220	6,490,805
Wells Fargo & Co.	496,530	14,503,641
		79,347,351
Health Care--12.9%
Baxter International	97,620	5,415,958
Cigna	165,540	7,421,158
Covidien	168,820	8,694,230
McKesson	70,420	5,754,722
Omnicare	76,170	2,500,661
Pfizer	625,024	13,375,514
Sanofi, ADR	303,400	11,265,242
St. Jude Medical	113,010	4,713,647
Zimmer Holdings	109,070	6,626,003
		65,767,135
Industrial--10.8%
Caterpillar	73,860	8,059,603
Cummins	52,030	5,411,120
Eaton	68,970	3,381,599
FedEx	69,810	6,386,917
General Electric	830,190	15,532,855
JB Hunt Transport Services	80,130	4,092,239
Robert Half International	142,020	3,932,534

Thomas & Betts	62,100a	4,433,319
Tyco International	78,550	4,002,122
		55,232,308
Information Technology--21.9%
Alliance Data Systems	27,290a,b	3,023,732
Analog Devices	90,500	3,541,265
Apple	62,070a	28,333,714
Cognizant Technology Solutions,
Cl. A	92,090a	6,607,457
Electronic Arts	226,690a	4,209,633
EMC	305,680a	7,874,317
Informatica	94,930a	4,015,539
International Business Machines	43,560	8,389,656
Intuit	102,130	5,764,217
NetApp	278,630a	10,515,496
Oracle	268,480	7,571,136
QUALCOMM	151,770	8,927,111
Skyworks Solutions	231,350a	4,992,533
Teradata	85,980a	4,605,089
Vishay Intertechnology	312,860a	3,841,921
		112,212,816
Telecommunication Services--2.6%
AT&T	449,450	13,218,325
Total Common Stocks
(cost $437,664,838)		508,752,705

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,978,229)	8,978,229[c]	8,978,229
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,297,288)	1,297,288[c]	1,297,288

Total Investments (cost $447,940,355)	101.5%	519,028,222
Liabilities, Less Cash and Receivables	(1.5%)	(7,523,125)
Net Assets	100.0%	511,505,097

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $1,288,688 and the value of the collateral held by the fund was $1,297,288.
c Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $71,087,867 of which $81,018,245 related to appreciated inve and $9,930,378related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.9
Financial	15.5
Health Care	12.9
Energy	11.4
Consumer Discretionary	11.1
Industrial	10.8
Consumer Staples	10.1
Exchange Traded Funds	3.2
Telecommunication Services	2.6
Money Market Investments	2.0
101.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	463,477,663	-	-	463,477,663
Equity Securities - Foreign+	45,275,042	-	-	45,275,042
Mutual Funds/Exchange Traded Funds	10,275,517	-	-	10,275,517

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
January 31, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--26.0%	Principal Amount ($)		Value ($)
Bank of Nova Scotia
0.51%, 2/1/12	10,000,000	a	10,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.50%, 4/4/12	10,000,000		10,000,000
Barclays Bank
0.70%, 2/3/12	15,000,000	a	15,000,000
Deutsche Bank AG (Yankee)
0.16%, 2/8/12	10,000,000		10,000,000
Skandinaviska Enskilda Banken (Yankee)
0.58%, 3/5/12	10,000,000	b	10,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.45%, 4/18/12	10,000,000	b	10,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.44%, 2/2/12	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $75,000,000)			75,000,000
Commercial Paper--13.9%
DnB Bank
0.42%, 2/13/12	10,000,000	b	9,998,600
Mizuho Funding LLC
0.47%, 4/16/12	10,000,000	b	9,990,208
Nordea North America Inc.
0.25%, 4/26/12	10,000,000		9,994,097
UBS Finance Delaware Inc.
0.56%, 4/12/12	10,000,000		9,989,054
Total Commercial Paper
(cost $39,971,959)			39,971,959
Asset-Backed Commercial Paper--13.9%
Alpine Securitization Corp.
0.21%, 3/1/12	10,000,000	b	9,998,309
Cancara Asset Securitization

0.23%, 2/29/12	10,000,000	b	9,998,211
FCAR Owner Trust, Ser. II
0.29%, 3/8/12	10,000,000		9,997,100
Govco
0.30%, 4/19/12	10,000,000	b	9,993,500
Total Asset-Backed Commercial Paper
(cost $39,987,120)			39,987,120
Time Deposits--5.5%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.03%, 2/1/12	8,000,000		8,000,000
Royal Bank of Canada (Toronto)
0.06%, 2/1/12	8,000,000		8,000,000
Total Time Deposits
(cost $16,000,000)			16,000,000
U.S. Government Agency--3.5%
Federal National Mortgage Association
0.40%, 2/1/13
(cost $10,000,000)	10,000,000	[c]	10,000,000
U.S. Treasury Bills--22.6%
0.00% - 0.01%, 2/2/12 - 2/16/12
(cost $64,999,750)	65,000,000		64,999,750
Repurchase Agreements--14.6%
Goldman, Sachs & Co.
0.20%, dated 1/31/12, due 2/1/12 in the amount of
$5,000,028 (fully collateralized by $26,680,972
Government National Mortgage Association,
6.36%-6.41%, due 4/16/40-5/16/41, value $5,100,000)	5,000,000		5,000,000
RBS Securities, Inc.
0.20%, dated 1/31/12, due 2/1/12 in the amount of
$37,000,206 (fully collateralized by $37,745,000
Federal Home Loan Bank, 0%, due 4/25/12, value
$37,743,115)	37,000,000		37,000,000
Total Repurchase Agreements
(cost $42,000,000)			42,000,000
Total Investments (cost $287,958,829)	100.0%		287,958,829
Liabilities, Less Cash and Receivables	(.0%)		(52,207)
Net Assets	100.0%		287,906,622

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to $69,978,828 or 24.3% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	287,958,829
Level 3 - Significant Unobservable Inputs	-
Total	287,958,829

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
January 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)	0.24	2/7/12	5,000,000	a	5,000,000

Arizona--4.5%
Puttable Floating Option Tax
Exempt Receipts (Arizona
Health Facilities Authority,
HR (Phoenix Children's
Hospital)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.44	2/7/12	14,440,000 a,b,c		14,440,000

California--4.7%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	15,000,000		15,000,000

Connecticut--9.4%
Bridgeport,
GO Notes, TAN	2.00	2/10/12	3,000,000		3,001,197
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.11	2/7/12	5,275,000	a	5,275,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.11	2/7/12	2,000,000	a	2,000,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)

(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.07	2/7/12	13,915,000	a	13,915,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Bank)	0.13	2/7/12	5,875,000	a	5,875,000

District of Columbia--.5%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.25	2/7/12	1,475,000	a	1,475,000

Florida--2.8%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.22	2/7/12	800,000	a	800,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue,
Refunding	5.00	3/1/12	2,410,000		2,418,605
Dade County Industrial Development
Authority, IDR (Spectrum
Programs, Inc. Project) (LOC;
Bank of America)	0.51	2/7/12	300,000	a	300,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.22	2/7/12	655,000	a	655,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.22	2/7/12	440,000	a	440,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.17	2/7/12	1,215,000	a	1,215,000
Palm Beach County,
IDR (Gulfstream Goodwill

Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.17	2/7/12	440,000	a	440,000
Palm Beach County,
Revenue (The Palm Beach Jewish
Community Campus Corporation
Project) (LOC; Northern Trust
Co.)	0.17	2/7/12	100,000	a	100,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	1.51	2/7/12	10,000	a	10,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wells Fargo Bank)	0.22	2/7/12	1,085,000	a	1,085,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wells Fargo Bank)	0.22	2/7/12	1,560,000	a	1,560,000

Illinois--3.2%
Galesburg,
Revenue (Knox College Project)
(LOC; Bank of America)	0.25	2/7/12	3,100,000	a	3,100,000
Illinois Development Finance
Authority, Revenue (Solomon
Schechter Day Schools Project)
(LOC; Bank of America)	0.40	2/7/12	4,000,000	a	4,000,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
Northern Trust Company)	0.06	2/1/12	3,000,000	a	3,000,000

Iowa--3.1%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.
Bank NA)	0.07	2/1/12	10,000,000	a	10,000,000

Kansas--2.2%

Kansas Development Finance
Authority, Health Facilities
Revenue (Kansas University
Health System) (LOC; U.S. Bank
NA)	0.07	2/1/12	7,000,000	a	7,000,000

Kentucky--1.3%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.16	2/7/12	4,300,000	a	4,300,000

Louisiana--1.1%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.15	2/7/12	3,650,000	a	3,650,000

Maryland--2.6%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.12	2/7/12	3,420,000	a	3,420,000
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC; Bank
of America)	0.36	2/7/12	4,774,000	a	4,774,000

Massachusetts--4.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (The Henry
Heywood Memorial Hospital
Issue) (LOC; TD Bank)	0.06	2/1/12	4,315,000	a	4,315,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts

University Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.06	2/1/12	9,900,000	a	9,900,000

Michigan--2.5%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue (LOC;
Citibank NA)	0.11	2/7/12	8,000,000	a	8,000,000

Minnesota--2.1%
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.21	2/7/12	5,015,000 a,b,c		5,015,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.23	2/7/12	1,800,000	a	1,800,000

Missouri--2.5%
Missouri Development Finance
Board, LR (Missouri
Association of Municipal
Utilities Lease Financing
Program) (LOC: U.S. Bank NA)	0.07	2/1/12	2,000,000	a	2,000,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.08	2/7/12	5,850,000	a	5,850,000

New Hampshire--5.1%
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank)	0.07	2/1/12	1,800,000	a	1,800,000
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.07	2/1/12	3,500,000	a	3,500,000
New Hampshire Health and Education
Facilities Authority, Revenue

(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.07	2/1/12	5,600,000	a	5,600,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Wentworth-Douglass Hospital
Issue) (LOC; TD Bank)	0.06	2/1/12	5,365,000	a	5,365,000

New Jersey--8.2%
Burlington County,
GO Notes	2.00	10/1/12	520,000		524,459
Camden County,
GO Notes, Refunding	1.00	10/1/12	145,000		145,383
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	3,600,000		3,608,563
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	2,000,000		2,001,289
Hopewell Village Regional School
District Board of Education.
GO Notes, Refunding	4.00	8/15/12	150,000		152,703
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	3,000,000		3,010,292
Livingston Township Board of
Education, GO Notes, GAN	1.50	9/27/12	3,000,000		3,014,576
Middlesex County,
GO Notes (County
Vocational-Technical School
Bonds and General Improvement
Bonds)	3.25	6/1/12	100,000		100,872
Passaic County,
GO Notes, Refunding	5.00	5/1/12	640,000		646,998
Rahway,
GO Notes, BAN	1.00	10/3/12	3,900,000		3,905,157
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.08	2/1/12	4,865,000	a	4,865,000
Washington Township,
GO Notes	2.00	10/1/12	220,000		221,959
Wayne Township Board of Education,
GO Notes	4.00	7/15/12	200,000		202,926
West Milford Township,

GO Notes, BAN	1.00	10/5/12	1,562,000		1,564,607
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	2,400,000		2,411,904

New York--1.4%
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.13	2/7/12	4,400,000	a	4,400,000

Ohio--1.9%
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.49	2/7/12	2,335,000 a,b,c		2,335,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	3,650,000		3,660,528

Oklahoma--.6%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.50	3/1/12	1,875,000		1,875,000

Pennsylvania--14.2%
Allegheny County,
GO Notes TRAN	1.50	7/16/12	10,000,000		10,058,436
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	4,400,000		4,435,673
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.11	2/7/12	1,175,000	a	1,175,000
Allegheny County Industrial

Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank NA)	0.11	2/7/12	470,000	a	470,000
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wells
Fargo Bank)	0.22	2/7/12	3,430,000	a	3,430,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.24	8/2/12	4,615,000		4,615,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; M&T Trust)	0.10	2/7/12	7,840,000	a	7,840,000
Emmaus General Authority,
Revenue (LOC; U.S. Bank NA)	0.06	2/7/12	2,200,000	a	2,200,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.12	2/7/12	2,145,000	a	2,145,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	0.12	2/7/12	410,000	a	410,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wells Fargo
Bank)	0.07	2/7/12	970,000	a	970,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.27	2/7/12	525,000	a	525,000
Montgomery County Industrial
Development Authority, Revenue
(Independent Support Systems,
Inc. Project) (LOC; Wells
Fargo Bank)	0.22	2/7/12	100,000	a	100,000
New Castle Area Hospital
Authority, HR (Jameson

Memorial Hospital) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
PNC Bank NA)	0.12	2/7/12	2,285,000	a	2,285,000
North Lebanon Township Municipal
Authority, Revenue (The Penn
Laurel Girl Scout Council,
Inc. Project) (LOC; Wells
Fargo Bank)	0.22	2/7/12	360,000	a	360,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wells Fargo Bank)	0.42	2/7/12	140,000	a	140,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.17	2/7/12	500,000	a	500,000
RBC Municipal Products Inc. Trust
(Manheim Township School
District, GO Notes) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.08	2/7/12	1,000,000 a,b,c		1,000,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.18	2/7/12	2,960,000	a	2,960,000

Tennessee--3.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.07	2/7/12	12,550,000	a	12,550,000

Texas--14.1%
Harris County,
GO Notes, TAN	1.50	2/29/12	10,750,000		10,760,913
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.04	2/1/12	4,600,000	a	4,600,000
Jefferson County Industrial

Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.35	2/28/12	1,000,000		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	3/29/12	6,900,000		6,900,000
JPMorgan Chase Putters/Drivers
Trust (Texas, GO Notes, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	2/1/12	14,000,000 a,b,c		14,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of America)	0.34	2/7/12	3,335,000 a,b,c		3,335,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (Liquidity
Facility; Royal Bank of Canada)	0.09	2/7/12	4,250,000	a	4,250,000
Texas,
TRAN	2.50	8/30/12	350,000		354,568

Virginia--.2%
Williamsburg Industrial
Development Authority, Museum
Revenue (The Colonial
Williamsburg Foundation) (LOC;
Bank of America)	0.41	2/7/12	650,000	a	650,000

Wisconsin--2.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.06	2/1/12	7,545,000	a	7,545,000

Total Investments (cost $321,605,608)	100.5%	321,605,608
Liabilities, Less Cash and Receivables	(.5%)	(1,490,333)
Net Assets	100.0%	320,115,275

a	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to $40,125,000 or 12.5% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	321,605,608
Level 3 - Significant Unobservable Inputs	-
Total	321,605,608

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
January 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--20.1%	of Purchase (%)	Amount ($)	Value ($)
3/1/12	0.04	25,000,000	24,999,245
4/19/12	0.05	30,000,000	29,996,750
Total U.S. Treasury Bills
(cost $54,995,995)			54,995,995

U.S. Treasury Notes--14.3%
2/15/12	0.04	4,000,000	4,007,355
2/15/12	0.07	25,000,000	25,012,390
5/31/12	0.23	10,000,000	10,016,802
Total U.S. Treasury Notes
(cost $39,036,547)			39,036,547

Repurchase Agreements--65.3%
Goldman, Sachs & Co.
dated 1/31/12, due 2/1/12 in the amount of
$44,000,147 (fully collateralized by $20,380,500 U.S.
Treasury Inflation Protected Securities, 3.88%, due
4/15/29, value $44,880,138)	0.12	44,000,000	44,000,000
JPMorgan Chase & Co.
dated 1/31/12, due 2/1/12 in the amount of
$65,000,271 (fully collateralized by $65,280,000 U.S.
Treasury Notes, 1%, due 1/15/14, value $66,300,296)	0.15	65,000,000	65,000,000
RBS Securities, Inc.
dated 1/31/12, due 2/1/12 in the amount of
$70,000,350 (fully collateralized by $63,867,000 U.S.
Treasury Notes, 1.50%-3%, due 6/30/16-2/28/17, value
$71,401,909)	0.18	70,000,000	70,000,000
Total Repurchase Agreements
(cost $179,000,000)			179,000,000
Total Investments (cost $273,032,542)		99.7%	273,032,542

Cash and Receivables (Net)	.3%	802,664
Net Assets	100.0%	273,835,206

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	273,032,542
Level 3 - Significant Unobservable Inputs	-
Total	273,032,542

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Fund
January 31, 2012 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--31.4%
American Axle & Manufacturing
Holdings	23,269a	280,624
Bally Technologies	26,870a	1,134,452
Dana Holding	66,060a	980,991
DFC Global	21,350a	420,595
Equifax	20,690	806,289
Express	43,370a	938,527
Group 1 Automotive	9,350b	498,729
ICF International	29,460a	834,896
Kelly Services, Cl. A	17,210	278,114
Liz Claiborne	206,391a,b	1,919,436
Meritage Homes	31,910a	772,222
Mohawk Industries	10,570a	646,461
Newell Rubbermaid	16,550	305,679
Saks	56,800a,b	566,864
ScanSource	38,900a	1,461,473
Scientific Games, Cl. A	23,190a	259,496
Shuffle Master	45,020a	576,256
Standard Pacific	134,450a,b	489,398
Steelcase, Cl. A	77,860	678,161
Tower International	26,360a	301,031
TrueBlue	12,350a	203,899
Williams-Sonoma	32,700	1,172,622
Wright Express	23,610a	1,291,939
		16,818,154
Consumer Staples--.6%
Dole Food	22,880a,b	219,648
Primo Water	32,990a,b	96,661
		316,309
Energy--3.8%

Gulfport Energy	34,630a	1,138,288
SandRidge Energy	112,440a,b	874,783
		2,013,071
Exchange Traded Funds--.3%
iShares Russell 2000 Index Fund	1,730b	136,705
Financial--11.3%
Arthur J. Gallagher & Co.	19,550	651,797
Brown & Brown	54,520	1,241,966
Employers Holdings	35,770	642,429
Jones Lang LaSalle	13,010	1,024,668
Nelnet, Cl. A	23,010	567,197
Och-Ziff Capital Management Group,
Cl. A	100,730	1,000,249
Portfolio Recovery Associates	11,400a,b	740,430
Starwood Property Trust	10,090b,c	198,773
		6,067,509
Health Care--7.3%
Align Technology	30,940a	728,946
Emergent BioSolutions	48,880a	829,494
Hanger Orthopedic Group	67,660a	1,325,459
Sagent Pharmaceuticals	4,330a,b	96,169
Salix Pharmaceuticals	13,820a,b	666,124
United Therapeutics	5,790a	284,752
		3,930,944
Industrial--18.4%
Columbus McKinnon	24,780a	395,241
Con-way	28,180	894,433
Endeavour International	48,480a,b	512,918
Granite Construction	35,780b	952,821
Griffon	15,170	151,245
Herman Miller	23,640b	499,277
Landstar System	27,130	1,387,700
Old Dominion Freight Line	5,070a	216,083
Orion Marine Group	35,220a	254,993
Oshkosh	34,630a	840,816
Saia	15,670a	235,990
Sterling Construction	4,720a	56,687

Trinity Industries	24,270	763,534
UTi Worldwide	96,570	1,437,927
Watts Water Technologies, Cl. A	16,900	651,495
Zoltek	69,510a,b	604,042
		9,855,202
Information Technology--20.5%
Applied Micro Circuits	86,580a	677,922
Brocade Communications Systems	94,610a	530,762
CSG Systems International	53,010a	862,473
DealerTrack Holdings	67,490a	1,844,502
Encore Wire	18,756	512,039
Hubbell, Cl. B	4,780	343,969
JDS Uniphase	67,640a	858,352
Kenexa	15,620a	375,192
KIT Digital	39,270a,b	425,294
MICROS Systems	15,540a	772,493
Microsemi	48,840a	966,055
Skyworks Solutions	28,760a	620,641
Take-Two Interactive Software	37,540a	585,624
Velti	127,200a,b	1,113,000
Vishay Intertechnology	39,250a	481,990
		10,970,308
Materials--3.2%
Cytec Industries	2,040	101,714
Georgia Gulf	31,320a	1,097,766
Innospec	8,640a	279,677
Omnova Solutions	43,720a	216,851
		1,696,008
Telecommunication Services--2.0%
GeoEye	49,490a,b	1,084,326
Total Common Stocks
(cost $51,847,140)		52,888,536

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $215,960)	215,960 [d]	215,960

Investment of Cash Collateral for
Securities Loaned--18.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,689,645)	9,689,645 [d]	9,689,645

Total Investments (cost $61,752,745)	117.3%	62,794,141
Liabilities, Less Cash and Receivables	(17.3%)	(9,279,074)
Net Assets	100.0%	53,515,067

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $9,352,573 and the value of the collateral held by the fund was $9,689,645.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $1,041,396 of which $5,042,298 related to appreciated investment securities and $4,000,902 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	31.4
Information Technology	20.5
Money Market Investments	18.5
Industrial	18.4
Financial	11.3
Health Care	7.3
Energy	3.8
Materials	3.2
Telecommunication Services	2.0
Consumer Staples	.6
Exchange Traded Funds	.3
117.3

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	50,200,904	-	-	50,200,904
Equity Securities - Foreign+	2,550,927	-	-	2,550,927
Mutual Funds/Exchanage Traded Funds	10,042,310	-	-	10,042,310

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.7%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--1.2%
CIT Equipment Collateral,
Ser. 2010-VT1A, Cl. D	7.33	9/15/17	200,000	b	208,254
Dominos Pizza Master Issuer,
Ser. 2007-1, Cl. A2	5.26	4/25/37	200,000	b	200,716
					408,970
Asset-Backed Ctfs./Auto Receivables--10.9%
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	150,000		149,995
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. C	3.44	10/8/17	195,000		200,112
AmeriCredit Automobile Receivables
Trust, Ser. 2011-2, Cl. D	4.00	5/8/17	160,000		162,774
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. D	4.04	7/10/17	200,000		202,803
Americredit Automobile Receivables
Trust, Ser. 2010-2, Cl. D	6.24	6/8/16	370,000		404,702
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. D	6.65	7/17/17	185,000		198,114
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	195,000		197,261
DT Auto Owner Trust,
Ser. 2011-3A, Cl. C	4.03	2/15/17	250,000	b	250,443
DT Auto Owner Trust,
Ser. 2011-2A, Cl. D	4.36	12/15/16	250,000	b	251,758
Navistar Financial Corporation
Owner Trust, Ser. 2010-B, Cl. C	4.08	3/19/18	350,000	b	350,673
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. B	2.90	5/16/16	160,000		160,704
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	240,000	b	238,711

Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. D	3.10	5/15/17	264,103	b	261,792
Santander Drive Auto Receivables
Trust, Ser. 2011-S2A, Cl. D	3.35	6/15/17	139,001	b	137,741
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. C	3.89	7/17/17	200,000		203,646
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. D	4.01	2/15/17	335,000		334,039
					3,705,268
Asset-Backed Ctfs./Home Equity Loans--1.0%
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.60	10/25/35	31,085	c	28,738
Chase Funding Mortgage Loan
Asset-Backed Securities,
Ser. 2004-2, Cl. 1A4	5.32	2/25/35	290,739		296,791
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	17,674	c	17,695
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.68	3/25/35	6,491	c	6,464
					349,688
Commercial Mortgage Pass-Through Ctfs.--4.4%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	75,000	b	79,827
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	185,000	b	196,799
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000	c	105,900
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2007-4, Cl. A4	5.72	2/10/51	70,000	c	79,562
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.93	7/10/46	285,000	b,c	265,277
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	3,143		3,175

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. A3		1.53	3/6/20	175,000	b,c	174,829
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. D		4.21	2/10/21	80,000	b	76,152
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. E		4.95	2/10/21	100,000	b	94,850
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C		5.36	2/15/46	65,000	b,c	58,368
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C4, Cl. E		5.57	7/15/46	115,000	b,c	87,120
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D		5.42	9/15/47	200,000	b,c	183,508
WF-RBS Commercial Mortgage Trust
Ser. 2011-C5, Cl. C		5.82	11/15/44	60,000	b,c	55,808
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2		2.68	11/15/44	30,000		31,093
						1,492,268
Consumer Discretionary--3.3%
Aramark,
Gtd. Notes		8.50	2/1/15	170,000		175,100
CVS Pass-Through Trust,
Pass Thru Certificates Notes		8.35	7/10/31	124,206	b	155,264
Edcon,
Sr. Scd. Notes	EUR	9.50	3/1/18	25,000	b	27,959
Goodyear Tire & Rubber,
Gtd. Notes		10.50	5/15/16	120,000		132,000
Lamar Media,
Sr. Sub Notes		5.88	2/1/22	25,000	b	25,156
Lear,
Gtd. Notes		7.88	3/15/18	120,000		131,400
Lear,
Gtd. Notes		8.13	3/15/20	50,000		56,062
Macy's Retail Holdings,
Gtd. Notes		5.90	12/1/16	180,000		208,053
QVC,
Sr. Scd. Notes		7.38	10/15/20	110,000	b	120,725

QVC,
Sr. Scd. Notes		7.50	10/1/19	85,000	b	93,394
						1,125,113
Consumer Staples--2.1%
Altria Group,
Gtd. Notes		9.70	11/10/18	145,000		199,959
Lorillard Tobacco,
Gtd. Notes		8.13	6/23/19	160,000		195,216
Pernod-Ricard,
Sr. Unscd. Notes		4.25	7/15/22	165,000	b	170,645
Pernod-Ricard,
Sr. Unscd. Notes	EUR	7.00	1/15/15	100,000		146,064
						711,884
Energy--5.4%
Continental Resources,
Gtd. Notes		7.13	4/1/21	145,000		160,950
Denbury Resources,
Gtd. Notes		8.25	2/15/20	50,000		57,125
El Paso,
Sr. Unscd. Notes		6.50	9/15/20	55,000		60,370
El Paso,
Sr. Unscd. Notes		7.25	6/1/18	85,000		95,141
Energy Transfer Partners,
Sr. Unscd. Notes		4.65	6/1/21	215,000		219,907
EQT,
Sr. Unscd. Notes		8.13	6/1/19	65,000		76,330
KazMunayGaz National,
Sr. Unscd. Bonds		7.00	5/5/20	335,000	b	369,371
Petroleos De Venezuela,
Gtd. Notes		5.25	4/12/17	525,000		368,813
Weatherford International,
Gtd. Notes		9.88	3/1/39	150,000		204,002
Williams Partners,
Sr. Unscd. Notes		5.25	3/15/20	200,000		220,833
						1,832,842
Entertainment & Gaming--.8%
MGM Resorts International,
Gtd. Notes		8.63	2/1/19	80,000	b,d	83,600

Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	70,000		77,963
Wynn Las Vegas,
First Mortgage Notes		7.75	8/15/20	95,000		107,825
						269,388
Financial--19.9%
Ally Financial,
Gtd. Notes		4.50	2/11/14	305,000		305,726
American International Group,
Sr. Unscd. Notes		4.25	9/15/14	190,000		191,119
American International Group,
Sr. Unscd. Notes		6.40	12/15/20	40,000		43,583
Bank of America,
Sr. Unscd. Notes, Ser. 1		3.75	7/12/16	215,000		211,917
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	105,000		106,582
Capital One Financial,
Sr. Unscd. Notes		7.38	5/23/14	180,000		200,243
CIT Group,
Scd. Notes		5.25	4/1/14	90,000	b	92,025
CIT Group,
Sr. Notes		7.00	5/1/17	65,000		65,162
Citigroup,
Sr. Unscd. Notes		1.51	4/1/14	295,000	c	282,712
Citigroup,
Sr. Unscd. Notes		4.45	1/10/17	140,000		146,133
FCE Bank,
Sr. Unscd. Notes	GBP	5.13	11/16/15	150,000		242,872
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	200,000		202,401
Ford Motor Credit,
Sr. Unscd. Notes		4.25	2/3/17	260,000		260,000
Ford Motor Credit,
Sr. Unscd. Notes		5.63	9/15/15	100,000		106,569
FUEL Trust,
Scd. Notes		4.21	10/15/22	200,000	b	205,580
General Electric Capital,
Sr. Unscd. Notes		1.21	4/7/14	135,000	c	133,900

General Electric Capital,
Sr. Unscd. Notes		6.88	1/10/39	150,000	186,824
Goldman Sachs Group,
Sr. Unscd. Notes		3.63	2/7/16	200,000	199,401
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	145,000b	158,189
HSBC Finance,
Sr. Unscd. Notes		0.90	9/14/12	655,000c	651,447
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	90,000b	91,463
Hyundai Capital Services,
Sr. Unscd. Notes		4.38	7/27/16	200,000b	205,230
International Lease Finance,
Sr. Unscd. Notes		5.88	5/1/13	105,000	105,525
International Lease Finance,
Sr. Unscd. Notes		6.25	5/15/19	205,000	201,173
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.50	1/24/22	170,000	175,533
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	215,000	289,349
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	60,000	79,469
Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	200,000b	201,930
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.88	4/25/18	100,000	108,053
Morgan Stanley,
Sr. Unscd. Notes		5.50	1/26/20	100,000	98,863
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	235,000	232,793
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	300,000b	298,472
RCI Banque,
Sr. Unscd. Notes		2.45	4/11/14	85,000b,c	77,935
Royal Bank of Scotland,
Bank Gtd. Notes		3.95	9/21/15	175,000	173,981
SLM,
Sr. Unscd. Notes		5.05	11/14/14	100,000	100,767

SLM,
Unscd. Notes		6.00	1/25/17	70,000		70,497
SLM,
Sr. Notes		6.25	1/25/16	105,000		107,271
Willis North America,
Gtd. Notes		6.20	3/28/17	170,000		189,459
						6,800,148
Foreign/Governmental--20.8%
Brazilian Government,
Sr. Unscd. Bonds		5.63	1/7/41	125,000		144,375
Brazilian Government,
Sr. Unscd. Bonds	BRL	12.50	1/5/16	300,000		200,034
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	170,000		173,779
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	125,000	b	133,750
Indonesian Government,
Sr. Unscd. Notes		11.63	3/4/19	100,000	b	149,250
Irish Government,
Bonds	EUR	4.00	1/15/14	765,000		985,374
Italian Government,
Bonds	EUR	4.00	2/1/17	265,000		337,425
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	215,000	b	218,771
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	7,520,000		603,535
Mexican Government,
Bonds, Ser. M 20	MXN	7.50	6/3/27	7,670,000		639,543
Mexican Government,
Bonds, Ser. MI10	MXN	9.00	12/20/12	5,190,000		413,739
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	290,000	b	113,455
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	370,000		144,753
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	13,000,000		318,982
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	150,000		152,850

South African Government,
Sr. Unscd. Notes		4.67	1/17/24	150,000		152,625
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	6,730,000		657,072
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	230,000		447,404
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	475,000		927,454
Venezuelan Government,
Sr. Unscd. Notes		12.75	8/23/22	185,000		178,063
						7,092,233
Health Care--3.0%
Aristotle Holding,
Gtd. Notes		2.75	11/21/14	200,000	b	204,369
Biomet,
Gtd. Notes		10.00	10/15/17	75,000		81,375
DaVita,
Gtd. Notes		6.63	11/1/20	120,000		128,100
Fresenius Medical Care II,
Gtd. Notes		5.63	7/31/19	110,000	b,d	113,162
HCA,
Sr. Unscd. Notes		6.95	5/1/12	100,000		101,250
HCA,
Sr. Scd. Notes		7.88	2/15/20	155,000		170,306
Life Technologies,
Sr. Unscd. Notes		3.50	1/15/16	215,000		219,893
						1,018,455
Industrial--2.0%
Asciano Finance,
Gtd. Notes		5.00	4/7/18	200,000	b	206,680
BE Aerospace,
Sr. Unscd. Notes		6.88	10/1/20	140,000		154,350
Bombardier,
Sr. Unscd. Notes		7.50	3/15/18	140,000	b	157,500
L-3 Communications,
Gtd. Notes, Ser. B		6.38	10/15/15	170,000		174,675
						693,205
Materials--3.2%

Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	200,000	b	210,000
Consol Energy,
Gtd. Notes		8.25	4/1/20	180,000		195,975
Ecolab,
Sr. Unscd. Notes		2.38	12/8/14	180,000		186,703
Georgia-Pacific Group,		7.70	6/15/15	170,000		198,528
Sr. Unscd. Debs.
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	75,000	b	78,356
Ineos Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000	b	56,606
Peabody Energy,
Gtd. Notes		6.00	11/15/18	100,000	b	103,500
Peabody Energy,
Gtd. Notes		6.25	11/15/21	50,000	b	51,750
Tube City IMS,
Gtd. Notes		9.75	2/1/15	20,000		20,500
						1,101,918
Media--2.3%
CCO Holdings,
Gtd. Notes		7.00	1/15/19	90,000		96,075
CCO Holdings,
Gtd. Notes		7.25	10/30/17	95,000		102,837
CSC Holdings,
Sr. Unscd. Notes		6.75	11/15/21	195,000	b	210,600
Dish DBS,
Gtd. Notes		6.63	10/1/14	95,000		102,600
Dish DBS,
Gtd. Notes		7.00	10/1/13	95,000		102,125
Kabel BW,
Sr. Scd. Notes		7.50	3/15/19	150,000	b	160,875
						775,112
Real Estate--2.3%
DDR,
Sr. Unscd. Notes		4.75	4/15/18	5,000		5,044
DDR,
Sr. Unscd. Notes		9.63	3/15/16	175,000		205,572

Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	95,000		110,948
HCP,
Sr. Unscd. Notes	3.75	2/1/19	115,000		115,622
HCP,
Sr. Unscd. Notes	5.38	2/1/21	170,000		188,203
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	150,000		171,918
					797,307
Residential Mortgage Pass-Through Ctfs.--3.3%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1	1.87	5/17/60	260,000	b,c	259,987
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	308,103		317,146
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.55	7/25/35	38,086	c	34,101
MASTR Asset Securitization Trust,
Ser. 2003-11, Cl. 9A5	5.25	9/25/20	200,000		202,808
Paragon Mortgages,
Ser. 14A, Cl. A2C	0.65	9/15/39	228,010	b,c	172,124
Residential Funding Mortgage
Securities I, Ser. 2005-S6,
Cl. A1	5.00	8/25/35	148,767		151,352
					1,137,518
Telecommunications--2.4%
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	160,000	b	174,600
Centurylink,
Sr. Unscd. Notes	5.15	6/15/17	120,000		120,909
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	200,000	b	203,000
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	106,000		106,530
Richland Towers Funding,
Sr. Scd. Notes	4.61	3/15/41	95,534	b	101,171
Richland Towers Funding,
Sr. Scd. Notes	7.87	3/15/41	100,000	b	102,831

Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	1	b	1
					809,042
U.S. Government Agencies/Mortgage-Backed--1.2%
Federal Home Loan Mortgage Corp.:
Interest Only, Ser. K016,
Cl. X1 1.74%, 10/25/21			400,000	c,e	43,483
Certificates, Ser. K704,
Cl. X1 2.16%, 8/25/18			1,249,783	c,e	131,473
Government National Mortgage Association I:
Ser. 2011-53 (Interest
Only) 1.41%, 5/16/51			1,758,846	c,e	124,671
Ser. 2011-77 (Interest
Only) 1.54%, 4/16/42			1,288,070	c,e	99,768
					399,395
U.S. Government Securities--4.0%
U.S. Treasury Notes:
1.00%, 8/31/16			895,000	d	910,802
2.38%, 10/31/14			35,000		37,002
3.88%, 5/15/18			365,000	d	428,390
					1,376,194
Utilities--3.2%
AES,
Sr. Unscd. Notes	7.38	7/1/21	105,000	b	116,550
AES,
Sr. Unscd. Notes	7.75	3/1/14	185,000		201,650
Calpine,
Sr. Scd. Notes	7.50	2/15/21	85,000	b	90,950
Calpine,
Sr. Scd. Notes	7.88	1/15/23	195,000	b	210,112
Duquesne Light Holdings,
Sr. Unscd. Notes	5.90	12/1/21	215,000	b	229,364
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	100,000	b	100,291
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	150,000		157,398
					1,106,315
Total Bonds and Notes

(cost $32,206,980)			33,002,263

	Number of
Options Purchased--.1%	Contracts ($)		Value ($)
Put Options--.1%
10-Year USD LIBOR-BBA
November 2015 @ $ 5.81 (cost $92,846)	1,500,000	f	18,115

	Principal
Short-Term Investments--.7%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.00%, 2/2/12
(cost $235,000)	235,000	[g]	235,000
Investment of Cash Collateral for
Securities Loaned--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $206,800)	206,800	[h]	206,800

Total Investments (cost $32,741,626)	98.1%		33,462,178
Cash and Receivables (Net)	1.9%		653,560
Net Assets	100.0%		34,115,738

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
PEN--Peruvian New Sol
PHP--Philippine Peso
ZAR--South African Rand
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities were valued at $9,479,169 or 27.8% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $487,947 and the value of the collateral held by the fund was $504,871, consisting of cash collateral of $206,800 and U.S.
Government and Agency securities valued at $298,071.
e	Notional face amount shown.
f	Non-income producing security.
g	Held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $772,109 of which $1,025,066 related to appreciated investment securities and $252,957 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	49.9
Asset/Mortgage-Backed	20.8
Foreign/Governmental	20.8
U.S. Government & Agencies	5.2
Short-Term/Money Market Investments	1.3
Options Purchased	.1
98.1

† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

		Number	Foreign
Forward Currency		of	Currency			Unrealized
Exchange Contracts		Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Brazilian Real,
Expiring
2/24/2012	a	1	360,000	203,286	204,773	(1,487)

British Pound,
Expiring:
2/24/2012	b	1	525,000	818,806	827,147	(8,341)
2/24/2012	c	1	510,000	795,406	803,515	(8,109)

Euro,
Expiring:
2/24/2012	c	1	1,200,000	1,561,536	1,569,719	(8,183)
2/24/2012	d	1	790,000	1,028,936	1,033,399	(4,463)

Mexican New Peso,
Expiring
2/24/2012	e	2	22,150,000	1,690,809	1,696,008	(5,199)

Peruvian New Sol,
Expiring:
2/24/2012	a	1	395,000	146,296	146,674	(378)
2/24/2012	f	1	280,000	103,685	103,972	(287)

Philippines Peso,
Expiring
2/24/2012	f	1	12,750,000	294,668	296,705	(2,037)

South African Rand,
Expiring:
2/24/2012	a	1 1,690,000	211,736	215,325	(3,589)
2/24/2012	c	1 3,470,000	434,815	442,116	(7,301)

Gross Unrealized Depreciation					(49,374)

Counterparties:
a	Morgan Stanley
b	Commonwealth Bank Of Australia
c	Deutsche Bank
d	UBS
e	JPMorgan & Chase Co.
f	Citigroup

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)

Financial Futures Long
Canadian 10 Year Bonds	10	1,342,076	March 2012	30,682
U.S. Treasury 5 Year Notes	2	248,094	March 2012	113
U.S. Treasury 10 Year Notes	34	4,496,500	March 2012	45,583
Financial Futures Short
Long Gilt	5	(923,810)	March 2012	(21,633)
U.S. Treasury 2 Year Notes	31	(6,843,250)	March 2012	(4,478)
U.S. Treasury 30 Year Bonds	6	(872,625)	March 2012	(22,544)
U.S. Treasury Ultra 30 Year Bonds	10	(1,599,688)	March 2012	(49,834)

Gross Unrealized Appreciation				76,378
Gross Unrealized Depreciation				(98,489)

STATEMENT OF OPTIONS WRITTEN
January 31, 2012 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options;
U.S. Treasury 10 Year Notes,
February 2012 @ $132.5	21,000	a	(11,484)
U.S. Treasury 30 Year Bonds,
February 2012 @ $144	10,000	a	(25,938)
Put Options;
U.S. Treasury 10 Year Notes,
February 2012 @ $129.5	21,000	a	(1,641)
U.S. Treasury 30 Year Bonds,
February 2012 @ $144	10,000	a	(11,563)
5-Year USD LIBOR-BBA,
July 2012 @ $1.62	3,300,000	a	(5,697)
(premiums received $107,880)
			(56,323)
[a] Non-income producing security.

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	4,463,926	-	4,463,926
Commercial Mortgage-Backed	-	1,492,268	-	1,492,268
Corporate Bonds+	-	17,040,729	-	17,040,729
Foreign Government	-	7,092,233	-	7,092,233
Mutual Funds	206,800	-	-	206,800
Residential Mortgage-Backed	-	1,137,518	-	1,137,518
U.S. Government Agencies/Mortgage-Backed	-	399,395	-	399,395
U.S. Treasury	-	1,611,194	-	1,611,194
Other Financial Instruments:
Futures++	76,378	-	-	76,378
Options Purchased	-	18,115	-	18,115
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(49,374)	-	(49,374)
Futures++	(98,489)	-	-	(98,489)
Options Written	(50,626)	(5,697)	-	(56,323)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2012 (Unaudited)

Common Stocks--88.5%	Shares	Value ($)
Consumer Discretionary--9.9%
Arcos Dorados Holdings, Cl. A	35,000	752,500
McDonald's	50,000	4,952,500
McGraw-Hill	28,000	1,288,000
News, Cl. A	38,000	715,540
Target	55,000	2,794,550
Time Warner Cable	12,000	884,640
Wal-Mart Stores	47,000	2,883,920
Walt Disney	34,000	1,322,600
		15,594,250
Consumer Staples--25.3%
Altria Group	100,000	2,840,000
Coca-Cola	114,000	7,698,420
Estee Lauder, Cl. A	40,000	2,317,200
Green Mountain Coffee Roasters	10,000a,b	533,400
Kraft Foods, Cl. A	40,271	1,542,379
Nestle, ADR	75,750	4,357,898
PepsiCo	42,500	2,790,975
Philip Morris International	129,000	9,645,330
Procter & Gamble	70,000	4,412,800
Walgreen	75,000	2,502,000
Whole Foods Market	19,000	1,406,570
		40,046,972
Energy--19.7%
Apache	8,000	791,040
Chevron	57,000	5,875,560
ConocoPhillips	50,000	3,410,500
Exxon Mobil	93,512	7,830,695
Imperial Oil	20,000	952,800
Occidental Petroleum	40,000	3,990,800
Royal Dutch Shell, Cl. A, ADR	51,000	3,639,360
Statoil, ADR	55,000a	1,389,300

Total, ADR	60,000	3,178,200
		31,058,255
Financial--3.4%
BlackRock	7,000	1,274,000
Franklin Resources	12,000	1,273,200
JPMorgan Chase & Co.	75,000	2,797,500
		5,344,700
Health Care--7.1%
Abbott Laboratories	50,000	2,707,500
Johnson & Johnson	54,500	3,592,095
Merck & Co.	18,000	688,680
Novo Nordisk, ADR	18,000	2,145,240
Roche Holding, ADR	47,000	2,011,600
		11,145,115
Industrial--4.6%
Caterpillar	27,000	2,946,240
General Dynamics	3,500	242,060
General Electric	98,000	1,833,580
United Technologies	29,000	2,272,150
		7,294,030
Information Technology--13.8%
Apple	18,500b	8,444,880
Automatic Data Processing	28,000	1,533,840
Cisco Systems	55,000	1,079,650
Intel	160,000	4,227,200
International Business Machines	18,000	3,466,800
QUALCOMM	20,500	1,205,810
Texas Instruments	55,000	1,780,900
		21,739,080
Materials--4.7%
Air Products & Chemicals	14,000	1,232,420
Freeport-McMoRan Copper & Gold	60,000	2,772,600
Praxair	18,000	1,911,600
Rio Tinto, ADR	25,000	1,511,500
		7,428,120
Total Common Stocks
(cost $103,937,542)		139,650,522

Other Investment--3.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,309,318)	5,309,318 [c]	5,309,318
Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,657,800)	1,657,800 [c]	1,657,800

Total Investments (cost $110,904,660)	92.9%	146,617,640
Cash and Receivables (Net)	7.1%	11,233,649
Net Assets	100.0%	157,851,289

ADR - American Depository Receipts
a Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $1,616,760 and the value of the collateral held by the fund was $1,657,800.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $35,712,980 of which $39,659,213 related to appreciated investment securities and $3,946,233 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	25.3
Energy	19.7
Information Technology	13.8
Consumer Discretionary	9.9
Health Care	7.1
Materials	4.7
Industrial	4.6

Money Market Investments	4.4
Financial	3.4
92.9

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	119,712,124	-	-	119,712,124
Equity Securities - Foreign+	19,938,398	-	-	19,938,398
Mutual Funds	6,967,118	-	-	6,967,118

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)